UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2019

Gregory F. Niland

Capital Group Private Client Services Funds

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Group Core Municipal FundSM
Capital Group Short-Term Municipal FundSM
Capital Group California Core Municipal FundSM
Capital Group California Short-Term Municipal FundSM
Capital Group Core Bond FundSM

American Funds Global Insight FundSM

(formerly Capital Group Global Equity FundSM)

American Funds International Vantage FundSM

(formerly Capital Group International Equity FundSM)

Capital Group U.S. Equity FundSM

Annual report for the year ended October 31, 2019

In-depth research and
a global investment
perspective can lead
to strong long-term
outcomes

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from the funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the fund’s website (capitalgrouppcsfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted.

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform the funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive reports in paper will apply to all funds held with the fund’s transfer agent or through your financial intermediary.

Capital Group Core Municipal Fund seeks to provide current income exempt from federal income tax while preserving your investment.

Capital Group Short-Term Municipal Fund seeks to preserve your investment and secondarily to provide current income exempt from federal income tax.

Capital Group California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes while preserving your investment.

Capital Group California Short-Term Municipal Fund seeks to preserve your investment and secondarily to provide current income exempt from federal and California income taxes.

Capital Group Core Bond Fund seeks to provide you with current income while preserving your investment.

American Funds Global Insight Fund seeks to provide prudent growth of capital and conservation of principal.

American Funds International Vantage Fund seeks to provide prudent growth of capital and conservation of principal.

Capital Group U.S. Equity Fund seeks to provide prudent growth of capital and conservation of principal.

Each fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report are at net asset value. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2019 (the most recent calendar quarter-end), and the total annual fund operating expense ratios as of the prospectus dated January 1, 2020 (unaudited):

	Cumulative total returns	Average annual total returns		Gross	Net
	1 year	5 years	Lifetime*	expense ratios	expense ratios

Capital Group Core Municipal Fund	5.55%	2.08%	2.63%	0.28%	0.28%
Capital Group Short-Term Municipal Fund	3.76	1.36	1.55	0.30	0.25
Capital Group California Core Municipal Fund	5.25	2.19	2.72	0.28	0.28
Capital Group California Short-Term Municipal Fund	3.24	1.13	1.33	0.30	0.25
Capital Group Core Bond Fund	6.69	2.19	2.51	0.28	0.28
American Funds Global Insight Fund†	5.39	8.26	8.48	0.59	0.59
American Funds International Vantage Fund†	5.39	5.62	5.38	0.66	0.65
Capital Group U.S. Equity Fund	8.40	10.60	10.78	0.45	0.43

*	Since April 13, 2010, for all funds except American Funds Global Insight Fund, American Funds International Vantage Fund and Capital Group U.S. Equity fund, which commenced operations on April 1, 2011.
†	American Funds Global Insight Fund was reorganized from Capital Group Global Equity Fund on November 8, 2019. American Funds International Vantage Fund was reorganized from Capital Group International Equity Fund on November 8, 2019. The total operating expense ratios are for Class F-3 shares.

The investment adviser is currently reimbursing a portion of the expenses for Capital Group Short-Term Municipal Fund, Capital Group California Short-Term Municipal Fund, American Funds Global Insight Fund, American Funds International Vantage Fund and Capital Group U.S. Equity Fund. These reimbursements will be in effect through at least January 1, 2021, for Capital Group Short-Term Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group U.S. Equity Fund, and through at least January 1, 2024, for Class F-3 shares of American Funds International Vantage Fund. The adviser may elect at its discretion to extend, modify or terminate the reimbursements at that time. Visit capitalgrouppcsfunds.com and capitalgroup.com for American Funds for more information.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	Fund reviews

Investment portfolios

14	Capital Group Core Municipal Fund

34	Capital Group Short-Term Municipal Fund

45	Capital Group California Core Municipal Fund

58	Capital Group California Short-Term Municipal Fund

65	Capital Group Core Bond Fund

74	American Funds Global Insight Fund

78	American Funds International Vantage Fund

81	Capital Group U.S. Equity Fund

84	Financial statements

115	Board of trustees and other officers

Fellow investors:

Global equities advanced strongly in the 12 months ended October 31, 2019, with major indexes climbing to new highs amid ongoing U.S. growth and aggressive rate cutting by central banks around the world. The U.S. was the global economic standard bearer, with extremely low unemployment, steady wage gains and vigorous consumer sentiment continuing to pace the record-long economic upturn and decade-long bull market. Conditions overseas were mixed, as trade tensions with the U.S. contributed to a broader economic slowdown in China, while weakness in Germany overshadowed hopeful signs elsewhere in Europe.

Nevertheless, investors were encouraged by what was seen as fast and decisive action by global central banks. The Federal Reserve, European Central Bank and People’s Bank of China all took steps to spur growth. Those moves raised hope that robust consumer spending would continue to outweigh sluggishness in areas such as global manufacturing activity. Indeed, an improving economic outlook in the U.S., coupled with hints of progress in U.S.-China trade relations, pushed share prices to fresh highs late in the period.

All three Capital Group equity funds significantly outpaced their benchmarks. American Funds Global Insight Fund advanced 17.65%, outdistancing the MSCI World Index,1 which rose 12.69%. American Funds International Vantage Fund rose 18.95%, beating the MSCI EAFE Index,1 which increased 11.04%. Capital Group U.S. Equity Fund climbed 17.65%, surpassing the 14.33% return of Standard & Poor’s 500 Index.1

As for fixed income, global markets notched extremely favorable returns as bond yields fell sharply. Yields declined early in the period as economic uncertainty caused investors to flock to safe havens. They continued to move lower later in the year as central banks slashed interest rates. As of October 31, the 10-year U.S. Treasury yield stood at 1.69%, down from a high of 3.24%.

Despite potent returns by historical standards, the five Capital Group fixed income funds slightly lagged their respective benchmarks. The funds pursue a conservative investment strategy that is designed to protect capital and avoid unnecessary risks in uncertain market conditions. Throughout the period, the funds emphasized high credit quality and relatively short durations.2 Investments in derivatives had no significant impact on any of the bond funds. It’s important to remember that bonds perform three fundamental roles within well-balanced client portfolios. They provide diversification from equities, generate income and help to preserve capital.

Fixed Income Funds

Capital Group Core Municipal Fund and Capital Group Short-Term Municipal Fund

Municipal bond returns were particularly robust throughout the period, thanks partly to favorable supply-demand dynamics and a compelling yield differential between municipals and comparable Treasury bonds. The U.S. tax overhaul passed at the end of 2017 increased the appetite for tax-advantaged securities in high-tax states such as California and New York.

Against this backdrop, Core Municipal Fund rose 6.15%. It slightly trailed its benchmark, the Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index,1 which climbed 6.51%. The fund invests in a range of high-quality revenue bonds, which are issued to finance public services such as roads, bridges, airports and schools. Relative to the index, the fund was buoyed by housing-related securities. It was hurt by an underweight position in non-general obligation government bonds.

Short-Term Municipal Fund rose 4.19%, while its benchmark, the Bloomberg Barclays Municipal Short 1–5 Years Index,1 advanced 4.40%. The fund registered strong gains with significant holdings in housing-related securities but was hampered by its positioning in general obligation bonds.

Private Client Services Funds	1

Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund

California Core Municipal Fund rose 5.84%, shy of the 6.03% increase in the Bloomberg Barclays California Short-Intermediate Municipal Index.1 The fund’s position in special tax bonds, which are paid with proceeds from specific taxes, helped returns compared to the index. Conversely, its position in utility bonds was the largest detractor.

California Short-Term Municipal Fund gained 3.55%, trailing the 3.91% rise in the Bloomberg Barclays California Short Municipal Index.1 Housing-related debt provided the largest boost, while an underweight position in general obligation bonds weighed on the fund.

Capital Group Core Bond Fund

On a total return basis, Core Bond Fund rose 7.33%, while its benchmark, the Bloomberg Barclays Intermediate A+ U.S. Government/Credit Index,1 advanced 8.18%. A modest position in asset-backed securities provided the largest boost against the index, which does not have any such holdings. The fund suffered a relative drag from its position in U.S. Treasuries.

Equity Funds

American Funds Global Insight Fund3

The fund benefited from strong stock selection across industries, particularly its overweight position in technology, which produced four of the top six stocks. Taiwan Semiconductor Manufacturing was the biggest contributor, as product demand and vibrant growth projections prompted the chipmaker to boost capital spending. ASML, a Netherlands-based provider of photolithography systems for the semiconductor industry, reported higher sales, improved margins and lower taxes.

The fund also was helped by stock selection in financials and health care. AIA Group, a pan-Asian insurer, significantly expanded its business in China, while shares of Seattle Genetics, a biotechnology company, surged after new bladder and colorectal cancer programs displayed promising results. In a sign of the significant contributions from international businesses, more than half of the fund’s top 25 stocks were based overseas.

The fund was hurt by companies in a variety of sectors. Two of the top five detractors — oilfield-services provider Schlumberger and oil exploration company EOG Resources — came from the energy sector, as persistently low oil prices weighed on capital expenditure budgets. On the bright side, the fund benefited from an underweight position in the sector.

VTech Holdings, a Hong Kong-based maker of cellphones and digital learning toys, was hurt by its landline business, as well as the closure of the Toys ‘R’ Us retail chain, which significantly reduced its distribution channels. GoDaddy, an internet domain registrar and web-hosting company, lost value as earnings growth cooled from the previous year’s pace.

American Funds International Vantage Fund3

The fund benefited from solid returns across several sectors, with financials, technology and health care significantly outpacing the index. The fund has favored select financial companies with sustainable revenue and dominant positions within their industries. Top contributors included the London Stock Exchange Group, which benefited from a pickup in market volatility and investor demand for data services, and AIA Group, which saw heavy issuance of insurance products among China’s expanding middle class.

Three of the top 15 stocks for the fund came from the health care sector. Novo Nordisk led the way, as its GLP-1 diabetes franchise continued to grow and the Danish company received approval for an oral form of the medication.

On the downside, shares were hurt largely by company-specific dynamics. Ensco, an offshore drilling contractor, was squeezed by falling energy spending. Hutchison China MediTech, a biopharma-ceutical company, suffered as a planned stock offering was derailed amid unrest in Hong Kong. DKSH Holding, a provider of business services, slipped on disappointing earnings.

Capital Group U.S. Equity Fund3

The fund benefited from holdings across a range of sectors, including industrials, health care and communication services. The biggest contributors were Microsoft

2	Private Client Services Funds

and Visa, both of which were galvanized by formidable earnings and robust outlooks. Demand for high-speed internet services propelled Charter Communications, an internet and television service provider. Defense and aerospace contractor Northrop Grumman advanced on strong earnings and a higher profit guidance for 2019.

Energy companies weighed on the fund, with most of the top detractors — including Schlumberger, EOG Resources and ConocoPhillips — coming from this sector. Oil prices continued to hover at low levels, and the fund was further weighed down by a moderate overweight position in the weakest sector in the S&P 500.

Market Outlook

Looking forward, U.S.-China trade relations are likely to exert considerable influence over global market sentiment. Negotiations between the two countries appeared to be moving forward as the period closed, with rising hopes that a partial accord was within reach in the short term. Of course, a pronounced setback in negotiations or a further ramping up of tariffs could spark a potentially significant economic slowdown. Other geopolitical events, including Britain’s plan to leave the European Union and the pro-democracy protests in Hong Kong, also could weigh on markets. And given that the U.S. is at a late stage in its economic cycle, disappointing data could renew intermittent concerns about the risk of a recession.

Overall, however, the near-term outlook appears to be favorable. In the U.S., muted inflation gives the Federal Reserve room to keep rates low, while corporate earnings growth is projected to be strong in 2020. Looking abroad, the share prices of many international businesses are attractive by historic standards and are especially compelling in comparison to their U.S. counterparts. There are also greater dividend opportunities overseas.

Thank you for your trust and your continued investment. We look forward to reporting to you again in six months.

Sincerely,

John S. Armour
President

December 16, 2019

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Index definitions can be found on pages 4–13.
[2]	Duration is a measure of how sensitive a fund or security is to shifts in interest rates. The higher the duration, the more sensitive the fund or security is to changing rates.
[3]	American Funds Global Insight Fund, American Funds International Vantage Fund and Capital Group U.S. Equity Fund are each newly organized for the purpose of effecting the reorganizations of Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund, respectively, (the “predecessor funds”) into new Delaware statutory trusts. Each fund acquired the assets and assumed the liabilities of its predecessor fund on November 8, 2019, and each predecessor fund is the accounting and performance survivor of each reorganization. This means that each predecessor fund’s performance and financial history have been adopted by each newly organized fund and will be used going forward from the date of reorganization. In connection with the reorganization, former shareholders of Capital Group Global Equity Fund and Capital Group International Equity Fund received Class F-3 shares of American Funds Global Insight Fund and American Funds International Vantage Fund. The performance of Class F-3 shares of each fund includes the performance of each predecessor fund prior to the reorganization. Class F-3 shares of each fund have the same expenses as shares of the predecessor fund. The inception date shown for Class F-3 shares is that of their fund’s predecessor fund. American Funds Global Insight Fund and American Funds International Vantage Fund will be open to new investors on December 16, 2019.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income from municipal bonds may be subject to state or local income taxes. Certain other income, as well as capital gain distributions, may be taxable. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Private Client Services Funds	3

Capital Group Core Municipal Fund October 31, 2019

How a $25,000 investment has grown

[1]	Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $25,000 investment

For periods ended October 31, 2019

	1 year	5 years	Lifetime

Capital Group Core Municipal Fund	6.15%	2.08%	2.64%

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

4	Private Client Services Funds

Capital Group Short-Term Municipal Fund October 31, 2019

How a $25,000 investment has grown

[1]	Bloomberg Barclays Municipal Short 1–5 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $25,000 investment

For periods ended October 31, 2019

	1 year	5 years	Lifetime

Capital Group Short-Term Municipal Fund	4.19%	1.40%	1.57%

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Private Client Services Funds	5

Capital Group California Core Municipal Fund October 31, 2019

How a $25,000 investment has grown

[1]	Bloomberg Barclays California Short-Intermediate Municipal Index is a market value-weighted index that includes only investment-grade tax-exempt bonds that are issued from California with maturities of one to 10 years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $25,000 investment

For periods ended October 31, 2019

	1 year	5 years	Lifetime

Capital Group California Core Municipal Fund	5.84%	2.17%	2.72%

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

6	Private Client Services Funds

Capital Group California Short-Term Municipal Fund October 31, 2019

How a $25,000 investment has grown

[1]	Bloomberg Barclays California Short Municipal Index is a market value-weighted index that includes only investment-grade tax-exempt bonds that are issued from California with maturities of one to five years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $25,000 investment

For periods ended October 31, 2019

	1 year	5 years	Lifetime

Capital Group California Short-Term Municipal Fund	3.55%	1.16%	1.35%

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Private Client Services Funds	7

Capital Group Core Bond Fund October 31, 2019

How a $25,000 investment has grown

[1]	The Bloomberg Barclays Intermediate A+ U.S. Government/Credit Index is a market value-weighted index that tracks the total return of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies and quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to 10 years, excluding BBB-rated securities. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $25,000 investment

For periods ended October 31, 2019

	1 year	5 years	Lifetime

Capital Group Core Bond Fund	7.33%	2.14%	2.52%

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

8	Private Client Services Funds

American Funds Global Insight Fund October 31, 2019

How a $25,000 investment has grown

(Based on M share results. M shares were converted to F-3 shares in connection with the fund reorganization on November 8, 2019.)

[1]	Includes reinvested dividends and capital gain distributions.
[2]	MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of developed markets. The index consists of more than 20 developed market country indexes, including the United States. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: MSCI.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $25,000 investment

For periods ended October 31, 2019

	1 year	5 years	Lifetime

American Funds Global Insight Fund	17.65%	8.60%	8.75%

Industry sector diversification	Percent of net assets

Private Client Services Funds	9

American Funds Global Insight Fund October 31, 2019

Country diversification by domicile	Percent of net assets
United States	45.95%
France	9.93
United Kingdom	6.79
Japan	5.92
Denmark	3.76
Netherlands	3.16
Hong Kong	3.04
Taiwan	2.49
Switzerland	1.85
Canada	1.38
Germany	1.16
Other countries	5.08
Short-term securities & other assets less liabilities	9.49

10	Private Client Services Funds

American Funds International Vantage Fund October 31, 2019

How a $25,000 investment has grown

(Based on M share results. M shares were converted to F-3 shares in connection with the fund reorganization on November 8, 2019.)

[1]	Includes reinvested dividends and capital gain distributions.
[2]	MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization-weighted index that is designed to measure developed equity market results, excluding the United States and Canada. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: MSCI.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $25,000 investment

For periods ended October 31, 2019

	1 year	5 years	Lifetime

American Funds International Vantage Fund	18.95%	6.58%	5.77%

Industry sector diversification	Percent of net assets

Private Client Services Funds	11

American Funds International Vantage Fund October 31, 2019

Country diversification by domicile	Percent of net assets
France	19.58%
Japan	19.48
United Kingdom	13.95
Denmark	7.53
Hong Kong	6.44
Germany	5.22
Switzerland	5.06
Netherlands	4.08
Taiwan	2.40
Italy	2.00
Belgium	1.69
Spain	1.53
China	1.49
United States	1.43
India	1.31
Other countries	3.23
Short-term securities & other assets less liabilities	3.58

12	Private Client Services Funds

Capital Group U.S. Equity Fund October 31, 2019

How a $25,000 investment has grown

[1]	Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: S&P Dow Jones Indices LLC.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $25,000 investment

For periods ended October 31, 2019

	1 year	5 years	Lifetime

Capital Group U.S. Equity Fund	17.65%	10.53%	10.91%

Industry sector diversification	Percent of net assets

Private Client Services Funds	13

Capital Group Core Municipal Fund

Investment portfolio October 31, 2019

Bonds, notes & other debt instruments 95.82%	Principal amount (000)	Value (000)
Alabama 1.05%
21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	$2,230	$2,354
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	2,050	2,173
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2023 (preref. 2022)	100	111
City of Huntsville, Electric Rev. Bonds, Series 2017-A, 5.00% 2022	450	502
City of Huntsville, Electric Rev. Bonds, Series 2017-B, 5.00% 2022	400	446
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2020	500	516
		6,102

Alaska 0.23%
Housing Fin. Corp., Collateralized Bonds (Veterans Mortgage Program), Series 2019, 4.00% 2048	1,000	1,092
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046	230	241
		1,333

Arizona 0.27%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2009-A, 5.00% 2020	10	10
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 2027	745	906
City of Phoenix, Industrial Dev. Auth., Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2022	600	632
		1,548

Arkansas 0.10%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 2.67% 2044 (put 2022)[1]	600	609

California 2.18%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.02% 2045 (put 2023)[1]	2,200	2,240
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2028	315	372
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 2.32% 2037 (put 2022)[1]	1,000	1,018
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 3.125% 2021	65	68
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2025	250	295
City of Los Angeles, Multi Family Housing Rev. Bonds (Jordan Downs Phase 1B Apartments), Series 2018-A-2, 2.08% 2022 (put 2021)	150	151
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2019-A, 5.00% 2022	1,000	1,106
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2022	1,250	1,366
RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2028	1,000	1,224
City of Santee, Community Facs. Dist. Number 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 5.00% 2022	135	148
City of Santee, Community Facs. Dist. Number 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 5.00% 2023	160	180
City of Santee, Community Facs. Dist. Number 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 5.00% 2024	170	196
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (La Mesa Springs Apartments), Series 2019-E, 1.78% 2021 (put 2020)	500	503
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2013-A, 5.00% 2023	160	175
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-M, 5.00% 2038 (put 2029)	1,300	1,707

14	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	$200	$204
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2026	500	510
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 2030	180	228
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049	950	1,045
		12,736

Colorado 1.78%
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 4.00% 2026	735	761
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.25% 2028	200	201
E-470 Public Highway Auth., Rev. Bonds, Series 2017-B, (1-month USD-LIBOR x 0.67 + 1.05%) 2.246% 2039 (put 2021)[1]	200	202
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (Johnson & Wales University Project), Series 2013-B, 5.00% 2023	1,590	1,753
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2024 (escrowed to maturity)	1,825	2,127
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2023)	1,570	1,792
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-A, 5.00% 2048	125	150
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2014-B-3, 1.875% 2039 (put 2019)	1,000	1,000
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 2048	780	854
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017, 2.70% 2019[2]	268	268
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017, 5.00% 2020[2]	1,250	1,286
		10,394

Connecticut 1.76%
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2015-A, 2.05% 2035 (put 2021)	1,785	1,808
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-B-1, 5.00% 2037 (put 2020)[3]	1,430	1,466
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	170	179
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	525	554
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	3,130	3,338
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	1,195	1,274
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 2047	250	267
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-A-1, 4.00% 2045	1,100	1,201
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	175	181
		10,268

Delaware 0.15%
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2022	290	314
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2023	200	222
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2024	300	341
		877

Private Client Services Funds	15

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
District of Columbia 0.84%
G.O. Bonds, Series 2019-A, 5.00% 2023	$2,000	$2,296
Income Tax Secured Rev. Bonds, Series 2011-A, 5.00% 2029	235	253
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2019-B, 5.00% 2021	1,500	1,608
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	600	756
		4,913

Florida 6.14%
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2019-A, 5.00% 2021	490	520
County of Brevard, Health Facs. Auth., Rev. Ref. Bonds (Health First, Inc. Project), Series 2014, 5.00% 2021	500	525
County of Brevard, Health Facs. Auth., Rev. Ref. Bonds (Health First, Inc. Project), Series 2014, 5.00% 2022	500	542
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Prospect Park Apartments), Series 2019-C, 1.40% 2022 (put 2021)	305	305
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 1.90% 2020	925	927
Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 2026	345	365
Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.20% 2027	355	382
Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.25% 2028	370	402
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2012-A, 5.00% 2022	1,000	1,085
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2026	655	784
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2010-B, 4.50% 2029	15	15
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	60	61
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 2046	105	108
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048	1,420	1,527
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 2049	1,375	1,491
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	2,530	2,782
Housing Fin. Corp., Multi Family Housing Rev. Bonds (Azure Estates), Series 2019-J, 1.45% 2023 (put 2022)	1,220	1,221
Housing Fin. Corp., Multi Family Housing Rev. Bonds (Logan Heights Apartments), Series 2018-F, 1.90% 2020	1,000	1,001
Housing Fin. Corp., Multi Family Housing Rev. Bonds (Pembroke Tower Apartments), Series 2019-G, 1.55% 2021 (put 2021)	175	175
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Mary Bethune Highrise), Series 2019-D-1, 1.70% 2022 (put 2021)	775	776
JEA, Electric System Rev. Bonds, Series 2014-A-3, 5.00% 2022	600	660
JEA, Electric System Rev. Bonds, Series 2014-A-3, 5.00% 2023 (escrowed to maturity)	250	287
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 2026	500	606
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 2026	340	413
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 2023	750	852
County of Martin, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2012, 3.50% 2019 (escrowed to maturity)	100	100
City of Miami Beach, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2027	145	167
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2014-A, 5.00% 2026	780	896
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	760	873
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-C, Assured Guaranty Municipal insured, 5.00% 2021	575	611

16	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Willow Key Apartments), Series 2019-A, 1.90% 2022 (put 2021)	$325	$327
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2021	500	523
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2027	300	342
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2023	620	693
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.00% 2020	330	331
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.00% 2022	345	347
South Florida Water Management Dist., Certs. of Part., Series 2015, 5.00% 2025	1,500	1,818
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2021	500	533
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2024	500	583
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 2021[2]	785	821
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2020	345	349
Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.625% 2024	1,070	1,105
Dept. of Transportation, Bridge Construction Bonds, Series 2018-B, 5.00% 2025	2,000	2,415
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Rev. Ref. Bonds, Series 2012-A, 4.00% 2028	1,040	1,087
Dept. of Transportation, Turnpike Rev. Bonds, Series 2018-A, 5.00% 2026	1,000	1,235
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	735	782
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2028	1,000	1,161
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2020	76	76
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.00% 2024	855	865
		35,852

Georgia 2.92%
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, Assured Guaranty Municipal insured, 5.75% 2029	1,800	2,488
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2013, 2.925% 2053 (put 2024)	600	628
County of DeKalb, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2009, 5.00% 2024	200	200
City of East Point, Housing Auth., Multi Family Housing Rev. Bonds (Hillcrest Senior Apartments Projects), Series 2018, 2.25% 2022 (put 2021)[3]	675	683
G.O. Bonds, Series 2011-C, 5.00% 2021	120	128
G.O. Bonds, Series 2016-A, 5.00% 2020	420	424
G.O. Bonds, Series 2019-A, 5.00% 2028	2,630	3,408
G.O. Bonds, Series 2019-A, 5.00% 2029	2,000	2,637
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2014-A-1, 4.00% 2044	615	641
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	560	582
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-B-1, 3.50% 2045	255	266
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	685	729
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 2021	180	189
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds (Third Indenture Series), Series 2012-A, 5.00% 2030 (preref. 2022)	630	694
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2029	120	147
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2030	115	140

Private Client Services Funds	17

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
Municipal Electric Auth., Project One Bonds, Series 2009-B, 5.00% 2020	$755	$759
Municipal Electric Auth., Project One Bonds, Series 2016-A, 4.00% 2021	1,000	1,030
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2020	1,250	1,269
		17,042

Guam 0.22%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-B, 5.00% 2023	1,180	1,263

Hawaii 1.11%
G.O. Bonds, Series 2011-DZ, 5.00% 2019 (escrowed to maturity)	645	647
G.O. Bonds, Series 2011-DZ, 5.00% 2026 (preref. 2021)	1,805	1,948
G.O. Bonds, Series 2011-DZ, 5.00% 2028 (preref. 2021)	255	275
G.O. Bonds, Series 2011-DZ, 5.00% 2030 (preref. 2021)	745	804
G.O. Bonds, Series 2017-FK, 5.00% 2023	425	481
G.O. Rev. Ref. Bonds, Series 2017-F-N, 5.00% 2023	1,000	1,146
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2019-A, 4.00% 2028	1,000	1,193
		6,494

Idaho 0.19%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2015-A, 5.00% 2022	1,000	1,097

Illinois 9.24%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	3,325	3,389
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2026	1,000	1,090
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 4.00% 2021	250	258
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2025	200	227
County of Champaign, Community Unit School Dist. No. 4, G.O. School Building Bonds, Series 2017, 5.00% 2021	1,000	1,043
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2023	1,100	1,225
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2013-B, 5.00% 2021	500	521
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2026	1,135	1,367
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2020	660	664
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, Assured Guaranty Municipal insured, 4.00% 2021	1,000	1,028
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2023	500	535
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2020	515	518
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	200	226
City of Chicago, Water Rev. Ref. Bonds, Series 2004, 5.00% 2021	1,895	2,024
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2000, MBIA insured, 6.25% 2021	1,000	1,080
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2013, 5.00% 2023	200	218
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana - Champaign Project), Series 2019-A, 5.00% 2025	110	130
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana - Champaign Project), Series 2019-A, 5.00% 2027	500	614
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana - Champaign Project), Series 2019-A, 5.00% 2028	400	499
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2025	125	147
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2026	120	145
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2026	1,000	1,143
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2021	150	157
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2020	500	508
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2027	590	672

18	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-B, 5.00% 2057 (put 2022)	$275	$305
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2027	250	296
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2020	200	203
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2024	310	351
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2026	600	729
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2021	500	537
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2028	1,000	1,171
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2029	500	583
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2021	545	579
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2026	1,000	1,225
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-1, 5.00% 2030 (put 2020)	2,000	2,015
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2026	770	914
G.O. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2020	475	477
G.O. Bonds, Series 2017-A, 5.00% 2021	500	530
G.O. Bonds, Series 2017-B, 5.00% 2019	3,825	3,825
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2020	4,105	4,222
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2020	325	332
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2021	970	1,019
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 2.12% 2050 (put 2025)[1]	2,000	2,014
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 2049	2,020	2,229
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	1,465	1,570
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	1,000	1,184
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.25% 2020	10	10
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2023	555	623
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2024	1,000	1,121
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	2,000	2,189
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2027	1,250	1,484
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2028	1,110	1,314
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	740	869
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2005-A, National insured, 5.50% 2023	500	568
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2008-A, Assured Guaranty Municipal insured, 5.25% 2024	30	30
		53,946

Indiana 1.03%
Fin. Auth., Hospital Rev. Bonds (Parkview Health System), Series 2019-A, 5.00% 2025	1,500	1,784
Fin. Auth., State Revolving Fund Green Bonds, Series 2019-E, 5.00% 2022	750	814
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2048	3,120	3,438
		6,036

Iowa 0.68%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 2047	1,000	1,115
Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	2,700	2,881
		3,996

Private Client Services Funds	19

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Kansas 0.10%
City of Wichita, Hospital Facs. Rev. Ref. and Improvement Bonds (Christi Health, Inc.), Series 2011-A, 5.00% 2020 (escrowed to maturity)	$575	$597

Kentucky 0.17%
Housing Corp., Housing Rev. Bonds (Westminster Village Project), Series 2019, 2.00% 2022 (put 2021)	1,000	1,007

Louisiana 1.49%
G.O. Bonds, Series 2011-A, 5.00% 2029 (preref. 2020)	570	588
Housing Corp., Single Family Mortgage Bonds (Home Ownership Program), Series 2019-A-1, 4.50% 2049	990	1,101
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,253
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	1,500	1,644
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	2,000	2,111
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 3.00% 2022	115	121
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2023	105	115
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2025	145	166
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2024	80	94
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2026	140	172
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	480	505
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.50% 2029	805	806
		8,676

Maine 0.69%
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047	660	702
Housing Auth., Mortgage Purchase Bonds, Series 2018-F, 4.25% 2048	1,490	1,638
Housing Auth., Mortgage Purchase Bonds, Series 2019-A, 4.00% 2049	965	1,053
Maine Municipal Bond Bank, Grant Anticipation Bonds (Dept. of Transportation), Series 2018-A, 5.00% 2026	500	614
		4,007

Maryland 1.25%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-C, 4.00% 2044	540	570
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 2048	215	239
G.O. Rev. Ref. Bonds, State and Local Facs. Loan of 2017, Series 2017-B-2, 5.00% 2026	2,000	2,477
County of Howard, Consolidated Public Improvement Bonds, Series 2013, 3.00% 2027 (preref. 2021)	1,000	1,023
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	835	895
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2049	1,920	2,076
		7,280

20	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Massachusetts 0.89%
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2010-B-2, 5.25% 2034 (preref. 2021)	$250	$263
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S, 5.00% 2024	1,000	1,168
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2021	750	796
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2022	875	958
Housing Fin. Agcy., Multi Family Conduit Rev. Bonds (Chestnut Park Project), Series 2018-A, 2.40% 2023 (put 2021)	260	264
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	475	492
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	690	723
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 203, 4.50% 2048	500	553
		5,217

Michigan 3.50%
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-5, National insured, 5.00% 2020	750	768
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2027	250	295
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-C, 5.00% 2027	1,000	1,211
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2026	1,500	1,838
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2021	650	699
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2022	475	528
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2019-A-1, 1.50% 2022	1,250	1,250
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014-A, 4.00% 2044	925	970
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	735	773
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	380	402
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	865	934
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	3,695	4,048
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2049	1,000	1,104
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2023	300	337
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2030	700	894
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 1995-CC, 1.45% 2030 (put 2021)	1,000	998
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-KT, 5.625% 2020	1,160	1,191
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 2022	850	945
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2029	990	1,254
		20,439

Minnesota 3.83%
City of Brooklyn Park, Multi Family Housing Rev. Ref. Bonds (Amorce I Limited Partnership Project), Series 2019-A, 1.25% 2022 (put 2021)	1,545	1,543
City of Coon Rapids, Multi Family Housing Rev. Ref. Bonds (Drake Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	300	301
G.O. Bonds, Series 2015-A, 5.00% 2025	1,500	1,815
G.O. Bonds, Series 2016-B, 5.00% 2023	1,500	1,712
G.O. Bonds, Series 2019-A, 5.00% 2032	1,000	1,299
G.O. Bonds, Trunk Highway Bonds, Series 2019-B, 5.00% 2020	500	514
G.O. Rev. Ref. Bonds, Series 2017-D, 5.00% 2024	1,500	1,774
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2010-A, 4.25% 2028	15	15
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	100	102
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	455	481
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 2046	1,120	1,175
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 2047	910	969

Private Client Services Funds	21

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Minnesota (continued)
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048	$425	$457
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 2048	480	520
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	2,230	2,450
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-B 4.25% 2049	980	1,082
City of Maplewood, Multi Family Housing Rev. Ref. Bonds (Maple Pond Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	600	602
City of Minneapolis, Multi Family Rev. Bonds (Riverside Homes Project), Series 2018-A, 2.40% 2021 (put 2020)	725	725
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-C, 4.50% 2038 (put 2021)	1,000	1,064
City of St. Paul, Housing and Redev. Auth., Multi Family Housing Rev. Bonds (Millberry Apartments Project), Series 2018-A, 2.15% 2021 (put 2020)	250	250
City of St. Paul, Housing and Redev. Auth., Multi Family Housing Rev. Bonds (Millberry Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	1,100	1,103
Regents of the University of Minnesota, G.O. Bonds, Series 2011-D, 5.00% 2029 (preref. 2021)	1,265	1,364
Regents of the University of Minnesota, G.O. Rev. Ref. Bonds, Series 2017-B, 5.00% 2021	960	1,036
		22,353

Mississippi 0.68%
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 2023	850	969
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2026	500	598
Home Corp., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2048	775	846
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2015-A, 5.00% 2021	1,490	1,576
		3,989

Missouri 0.82%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2016, 5.00% 2026	1,435	1,728
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	2,295	2,405
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 2047	473	494
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	160	168
		4,795

Montana 0.03%
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	190	199

Nebraska 1.02%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	1,250	1,253
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	90	92
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	230	243
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	630	655
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	35	37
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	255	262
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2048	925	998
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	2,220	2,407
		5,947

22	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Nevada 2.59%
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	$640	$775
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 2027	750	922
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2018-A, 5.00% 2029	1,000	1,244
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2027	1,220	1,499
Clark County School Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2023	1,000	1,125
Clark County School Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2016-D, 5.00% 2023	1,000	1,125
County of Clark, Airport System Rev. Bonds, Series 2010-D, 5.00% 2021	385	387
County of Clark, Las Vegas-McCarran International Airport Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 2025	1,000	1,195
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 2024	2,705	3,151
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2025	1,000	1,199
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 1.875% 2031 (put 2020)	2,000	2,002
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Rev. Ref. Bonds, Series 2017, 2.00% 2023	475	478
		15,102

New Hampshire 0.48%
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2012, 4.00% 2022	575	606
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2021	600	624
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2022	320	344
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 2022	500	550
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 2023	600	682
		2,806

New Jersey 1.96%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2020	100	101
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2022	200	216
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-K, AMBAC insured, 5.50% 2019	550	553
Econ. Dev. Auth., School Facs. Contruction Rev. Bonds, Series 2013-NN, 5.00% 2020	480	485
Garden State Preservation Trust, Open Space and Farmland Preservation Rev. Ref. Bonds, Series 2012-A, 5.00% 2020	1,000	1,034
Garden State Preservation Trust, Open Space and Farmland Preservation Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	200	214
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Georgia King Village Project), Series 2018-E, 2.45% 2021 (put 2020)	525	530
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Pilgram Baptist Village I & II), Series 2019-E, 1.50% 2022 (put 2021)	550	551
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Spruce Spires Project), Series 2018-B, 2.02% 2021 (put 2020)	1,500	1,507
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	465	516
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 2050	260	292
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012, 5.00% 2020	500	517
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2021	2,250	2,371

Private Client Services Funds	23

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2022	$560	$608
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2029	700	861
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2014-A, 5.00% 2021	1,000	1,066
		11,422

New Mexico 1.15%
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Co. Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	2,000	2,002
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-B-1, Class I, 4.00% 2049	1,125	1,221
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 2050	2,970	3,275
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 2050	170	186
		6,684

New York 4.91%
Build NYC Resource Corp., Rev. Ref. Bonds (Ethical Culture Fieldston School Project), Series 2015, 5.00% 2024	395	455
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2022	200	218
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2030	1,500	1,864
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2028	1,000	1,281
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-D, 2.35% 2021	2,000	2,022
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-H, 2.75% 2022	600	603
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.75%) 2.172% 2033 (put 2023)[1]	1,000	1,007
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 1.57% 2044 (put 2022)[1]	750	749
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.70% 2039 (put 2020)[1]	2,000	2,001
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	1,710	1,796
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	1,540	1,625
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 2047	980	1,074
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 2049	1,990	2,175
New York City G.O. Bonds, Fiscal 1994, Series 1994-A-4, 5.00% 2021	625	666
New York City G.O. Bonds, Fiscal 2014, Series 2014-I-1, 5.00% 2021	500	525
New York City G.O. Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 2031	1,635	2,043
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	320	333
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	2,500	2,511
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 2050 (put 2023)	750	780
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013, Series 2012-E, 5.00% 2021	1,000	1,076
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2023	1,250	1,428
Public Housing Capital Fund Rev. Trust I, Trust Certificates, Series 2012, 4.50% 2022[2]	225	227
County of Suffolk, Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 3.125% 2025	225	227
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-A-1, 5.00% 2020	1,000	1,014
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-C, 5.00% 2024	835	941
		28,641

24	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
North Carolina 3.31%
G.O. Public Improvement Bonds (Connect NC), Series 2019-B, 5.00% 2021	$2,125	$2,254
G.O. Public Improvement Bonds, Series 2010-A, 5.00% 2020	750	764
G.O. Public Improvement Bonds, Series 2010-A, 5.00% 2028 (preref. 2020)	1,085	1,106
G.O. Rev. Ref. Bonds, Series 2013-D, 4.00% 2021	500	523
G.O. Rev. Ref. Bonds, Series 2013-E, 5.00% 2020	4,215	4,296
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 2047	1,225	1,343
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	1,640	1,756
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 1.761% 2041 (put 2022)[1]	1,480	1,480
University of North Carolina at Charlotte, General Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	1,000	1,143
University of North Carolina at Greensboro, General Rev. Ref. Bonds, Series 2011, 5.00% 2036 (preref. 2036)	270	285
University of North Carolina at Greensboro, General Rev. Ref. Bonds, Series 2017, 5.00% 2023	1,125	1,269
County of Wake, Housing Auth., Multi Family Housing Rev. Bonds (Sunnybrook Pointe Apartments), Series 2017, 1.86% 2020 (put 2020)[3]	3,100	3,101
		19,320

North Dakota 0.40%
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	700	738
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	145	149
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	400	418
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 2048	450	483
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 2048	320	345
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 2049	205	226
		2,359

Ohio 3.39%
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-A, 5.00% 2022	700	768
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-B, 5.00% 2047 (put 2022)	575	626
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2020	1,030	1,061
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025	1,000	1,082
G.O. Bonds, Common Schools Bonds, Series 2018-A, 5.00% 2023	500	568
G.O. Rev. Ref. Bonds, Common Schools Bonds, Series 2010-A, 5.00% 2021	500	536
G.O. Rev. Ref. Bonds, Common Schools Bonds, Series 2012-C, 5.00% 2021	1,000	1,072
G.O. Rev. Ref. Bonds, Common Schools Bonds, Series 2017-B, 5.00% 2025	975	1,185
G.O. Rev. Ref. Bonds, Common Schools Bonds, Series 2017-B, 5.00% 2027	990	1,253
G.O. Rev. Ref. Bonds, Higher Education Bonds, Series 2016-A, 5.00% 2024	905	1,065
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2014, 5.00% 2025	400	457
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 2024	1,650	1,901
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Neilan Park Apartments Program), Series 2019, 1.75% 2022 (put 2021)	160	161
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-A, 4.50% 2047	1,400	1,522
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 2049	1,760	1,958
Public Facs. Commission, Higher Education G.O. Bonds, Series 2015-C, 5.00% 2028	1,000	1,188
Public Facs. Commission, Higher Education G.O. Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	685	731
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 2020	200	205

Private Client Services Funds	25

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Water Dev. Auth., Drinking Water Assistance Fund Rev. Bonds, Series 2019, 5.00% 2023	$500	$576
Water Dev. Auth., Drinking Water Assistance Fund Rev. Bonds, Series 2019, 5.00% 2024	500	584
Water Dev. Auth., Drinking Water Assistance Fund Rev. Bonds, Series 2019, 5.00% 2029	1,000	1,314
		19,813

Oklahoma 0.13%
Housing Fin. Agcy., Collateralized Rev. Bonds (Deer Park & Apple Run Apartments), Series 2019, 1.60% 2022	750	751

Oregon 0.81%
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2031	600	702
G.O. Bonds (Veteran’s Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	510	525
G.O. Bonds, Series 2017-I, 5.00% 2023	650	741
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 2047	700	742
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 2047	1,025	1,100
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 2049	190	208
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-D, 4.75% 2050	650	728
		4,746

Pennsylvania 3.89%
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2013-A, 5.00% 2022	400	433
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 5.00% 2022	1,000	1,099
County of Butler, Hospital Facs. Rev. Bonds (Butler Health System Project), Series 2015-A, 4.00% 2021	325	338
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2023	300	341
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2020	750	765
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2021	375	395
G.O. Bonds, First Series 2012, 5.00% 2027 (preref. 2022)	1,000	1,098
General Auth. of Southcentral Pennsylvania, Rev. Bonds (Wellspan Health Obligated Group), Series 2019-B, (SIFMA Municipal Swap Index + 0.60%) 1.72% 2049 (put 2024)[1]	455	455
Higher Educational Facs. Auth., Rev. Ref. Bonds (Drexel University), Series 2017, 5.00% 2021	1,250	1,317
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	1,605	1,715
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	325	356
County of Montgomery, Higher Education and Health Auth., Rev. Bonds, Series 2018-A, 1.84% 2051 (put 2023)[1]	400	400
County of Montgomery, Industrial Dev. Auth. Rev. Bonds (Waverly Heights Ltd.), Series 2019, 4.00% 2021	100	105
County of Montgomery, Industrial Dev. Auth. Rev. Bonds (Waverly Heights Ltd.), Series 2019, 4.00% 2023	125	136
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 2026	400	464
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 2.462% 2048 (put 2022)[1]	175	176
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2020	750	773
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 5.00% 2022	1,050	1,154
Philadelphia School Dist., Rev. Ref. G.O. Bonds, Series 2016-F, 5.00% 2023	1,500	1,699
City of Pittsburgh, Urban Redev. Auth., Rev. Bonds (Crawford Square Apartments Project), Series 2018, 2.25% 2020 (put 2020)	660	660
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2026	1,000	1,205

26	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Turnpike Commission, Turnpike Rev. Bonds (Motor License Fund), Series 2012-A, 5.00% 2026 (preref. 2021)	$1,000	$1,080
Turnpike Commission, Turnpike Rev. Bonds, Series 2005-A, Assured Guaranty Municipal insured, 5.25% 2025	1,000	1,216
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2029 (preref. 2021)	1,315	1,420
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2030 (preref. 2021)	335	362
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, (SIFMA Municipal Swap Index + 0.98%) 2.10% 2021[1]	1,100	1,113
County of York, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Philadelphia Electric Co. Project), Series 1993-A, 2.55% 2036 (put 2020)	2,440	2,445
		22,720

Puerto Rico 0.18%
Infrastructure Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2005-C, 5.50% 2020	1,000	1,021

Rhode Island 0.25%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2022	500	548
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2023	500	564
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2023	300	334
		1,446

South Carolina 1.44%
County of Charleston, G.O. Capital Improvement Transportation Sales Tax Bonds, Series 2011, 5.00% 2024 (preref. 2021)	515	554
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2011-1, 4.50% 2030	125	127
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-A, 4.00% 2047	630	669
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 2047	160	171
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	830	886
Jobs-Econ. Dev. Auth., Hospital Rev. Ref. Bonds (Palmetto Health), Series 2013-A, 5.00% 2023 (escrowed to maturity)	2,730	3,106
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2022	600	665
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2024	500	586
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2028	1,000	1,083
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2022	350	388
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2023	125	143
		8,378

South Dakota 1.38%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	1,120	1,179
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	1,340	1,410
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-B, 4.00% 2047	1,635	1,759
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048	1,870	2,077
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 2049	1,485	1,621
		8,046

Tennessee 1.15%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-1-C, 4.50% 2037	215	222
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	225	231
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 3.75% 2050	495	544
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 2046	810	858
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	720	771
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2-B, 4.00% 2042	745	798

Private Client Services Funds	27

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Tennessee (continued)
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 2050	$995	$1,098
City of Lewisburg, Industrial Dev. Board, Multi Family Housing Bonds (Lewisburg Summit Apartments Project), Series 2019, 1.55% 2022 (put 2022)	115	116
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Collateralized Multi Family Housing Rev. Bonds (Trevecca Towers II Project), Series 2018, 2.00% 2022 (put 2021)	2,075	2,093
		6,731

Texas 16.44%
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2023	885	1,011
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2024	400	470
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2026	200	245
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2028	595	753
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2029	235	301
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 2026	1,900	2,312
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 2027	1,000	1,240
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2026	450	554
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2027	250	310
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2027	460	537
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2028	475	552
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2029	395	456
City of Arlington, Permanent Improvement Rev. Ref. Bonds, Series 2018, 5.00% 2024	1,535	1,802
Austin Convention Enterprises, Convention Center Hotel Rev. Ref. Bonds, Series 2017-A, 5.00% 2020	880	885
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 2023	875	1,005
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	740	888
Beaumont Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2026	1,500	1,829
County of Bexar, Combination Tax and Rev. Certificates of Obligation, Series 2013-B, 5.00% 2024 (preref. 2023)	2,000	2,270
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2031	480	597
Brazosport Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2022	115	125
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Mission Trail at El Camino Real Apartments), Series 2019, 2.10% 2037 (put 2022)	1,080	1,092
Carroll Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2026	970	1,185
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2028	1,100	1,366
Clear Creek Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	860	1,022
Clifton Higher Education Fin. Corp., Education Rev. and Ref. Bonds (Idea Public Schools), Series 2017, 5.00% 2027	670	834
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 2025	500	598
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 5.00% 2021	500	534
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 5.00% 2026	1,000	1,222
Comal Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2026	1,000	1,218

28	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Conroe Independent School Dist., Unlimited Rev. Ref. Bonds, Series 2019, 5.00% 2022	$220	$238
Conroe Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2016, 5.00% 2025	1,190	1,415
Port of Corpus Christi, Senior Lien Rev. Bonds, Series 2018-A, 5.00% 2027	490	616
Crowley Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	1,000	1,204
Cypress-Fairbanks Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2025	850	1,010
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2016, 5.00% 2021	500	524
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2028	2,000	2,452
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-E, 5.00% 2025	1,230	1,465
Frisco Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019, 5.00% 2021	725	774
G.O. Bonds, Water Financial Assistance Rev. Ref. Bonds (Water Infrastructure Fund), Series 2019-E-1, 5.00% 2021	500	534
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-B, 5.00% 2041 (put 2024)	1,000	1,170
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Health System), Series 2013-B, (SIFMA Municipal Swap Index + 0.90%) 2.02% 2022[1]	250	253
County of Harris, Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Bonds (TECO Project), Series 2009-A, 5.00% 2023 (preref. 2019)	125	125
County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 1.59% 2031[1]	150	150
County of Harris, Toll Road Rev. Ref. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.45%) 1.45% 2021	1,390	1,391
County of Harris, Toll Road Rev. Ref. Bonds, Series 2018-A, 5.00% 2022	1,000	1,103
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Springs Apartments), Series 2018, 2.23% 2021 (put 2020)	1,500	1,506
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2019-A, 4.75% 2049	1,395	1,567
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2025	1,500	1,798
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2028	1,000	1,275
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2027	500	616
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 2027	550	697
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	250	271
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-1B, 2.20% 2039 (put 2020)	870	874
Houston Independent School Dist., Limited Tax Schoolhouse Rev. Ref. Bonds, Series 2017, 5.00% 2025	1,000	1,191
Irving Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	500	595
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019-B, 5.00% 2022	465	504
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019-B, 5.00% 2030	445	571
Keller Independent School Dist., Unlimited Tax Rev. Ref. Bonds., Series 2014-A, 5.00% 2024	1,500	1,757
Kileen Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	445	483
Klein Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2018, 5.00% 2024	1,000	1,157
Lewisville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2027	1,115	1,370
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2024	250	291
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2028	235	267
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	1,295	1,555
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 2.375% 2047 (put 2022)	500	513
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	300	350
Northside Independent School Dist., School Building and Rev. Ref. Bonds, Series 2019, 5.00% 2021	835	892

Private Client Services Funds	29

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2011, 2.125% 2040 (put 2020)	$1,945	$1,948
Northwest Independent School Dist., Unlimited Tax Bonds, Series 2019, 5.00% 2023	1,000	1,122
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds (University of the Incarnate Word Project), Series 2012, 5.00% 2019	980	983
Pasadena Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2027	1,000	1,243
Pasadena Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2029	260	334
Pflugerville Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2022	1,000	1,087
Plano Independent School Dist., Unlimited Tax School Building Bonds, Series 2016, 5.00% 2021	120	126
Public Fin. Auth., G.O. Rev. Ref. Bonds, Series 2011, 5.00% 2020	1,055	1,092
Red River Education Fin. Corp., Higher Education Rev. Ref. Bonds (Saint Edward’s University Project), Series 2017, 5.00% 2020	1,000	1,018
Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2020	500	505
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-B, 2.00% 2033 (put 2021)	1,150	1,159
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-D, 3.00% 2045 (put 2020)	1,000	1,018
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,000	1,228
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018, 2.75% 2048 (put 2022)	1,300	1,354
City of San Antonio, Water System Rev. Ref. Bonds, Series 2019-C, 5.00% 2021	165	175
City of San Antonio, Water System Rev. Ref. Bonds, Series 2019-C, 5.00% 2022	185	202
San Antonio Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2016, 5.00% 2026	1,930	2,388
Sheldon Independent School Dist., School Building Bonds, Series 2017, 5.00% 2022	250	272
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2018-A, 5.00% 2027	1,010	1,255
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2031	465	588
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2017-E, 5.00% 2022	1,425	1,562
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2024	750	867
Board of Regents of the Texas Tech University System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2026	1,000	1,218
Transportation Commission, G.O. Mobility Fund and Rev. Ref. Bonds, Series 2014-A, 5.00% 2023	1,165	1,337
Trinity River Auth., Regional Wastewater System Rev. Improvement and Rev. Ref. Bonds, Series 2019, 5.00% 2026	1,000	1,228
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2020	445	458
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2025	240	287
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2026	760	931
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2016-D, 5.00% 2021	1,090	1,164
Board of Regents of the University of Texas System, Rev. Fncg. System Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	1,400	1,495
Board of Regents of the University of Texas System, Rev. Fncg. System Rev. Ref. Bonds, Series 2016-I, 5.00% 2021	500	534

30	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 5.00% 2024	$1,100	$1,281
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2023	1,310	1,503
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2029	990	1,256
		95,955

Utah 0.19%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	390	415
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 4.00% 2021	310	325
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 4.00% 2022	335	358
		1,098

Vermont 0.06%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 2048	340	366

Virginia 2.04%
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2012-A, 5.00% 2020	1,025	1,035
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 5.00% 2024 (preref. 2023)	500	562
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2017-A, 5.00% 2020	230	232
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2019-A, 5.00% 2020	1,365	1,378
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2019-A, 5.00% 2023	1,000	1,122
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2015-A, 5.00% 2026 (preref. 2025)	705	841
County of Fairfax, Public Improvement Bonds, Series 2013-A, 5.00% 2029 (preref. 2021)	1,370	1,469
G.O. Bonds, Series 2016-B, 5.00% 2021	1,215	1,289
G.O. Rev. Ref. Bonds, Series 2019-B, 5.00% 2021	1,000	1,061
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury Richmond), Series 2018, 5.00% 2023	575	649
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-A, 1.90% 2035 (put 2023)	1,000	1,012
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 1.875% 2040 (put 2020)	1,255	1,259
		11,909

Washington 3.34%
G.O. Bonds, Series 2014-A, 5.00% 2024	1,000	1,140
G.O. Bonds, Series 2017-D, 5.00% 2028	1,000	1,243
G.O. Bonds, Series 2018-C, 5.00% 2026	1,500	1,832
G.O. Bonds, Series 2019-C, 5.00% 2025	1,000	1,191
G.O. Bonds, Series 2019-C, 5.00% 2031	1,000	1,280
G.O. Rev. Ref. Bonds, Series 2015-R-A, 5.00% 2024	500	586
G.O. Rev. Ref. Bonds, Series 2018-R-D, 5.00% 2026	990	1,224
G.O. Rev. Ref. Bonds, Series 2018-R-D, 5.00% 2027	1,000	1,261
G.O. Rev. Ref. Bonds, Series R-2012-C, 5.00% 2020	1,255	1,287
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-N, 2.00% 2044 (put 2020)	1,000	1,004
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 2024	275	315
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 2.12% 2035 (put 2021)[1]	500	501
Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2042 (preref. 2021)	825	889

Private Client Services Funds	31

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2027	$500	$625
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2020[2]	480	482
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2023[2]	1,095	1,184
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	820	869
Motor Vehicle Fuel Tax G.O. Rev. Ref. Bonds, Series R-2015-F, 5.00% 2024	1,000	1,172
City of Seattle, Municipal Light and Power Improvement Rev. Ref. Bonds, Series 2010-B, 5.00% 2021	590	595
City of Seattle, Municipal Light and Power Improvement Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 1.61% 2046 (put 2023)[1]	825	829
		19,509

West Virginia 0.22%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2009-B, 2.625% 2042 (put 2022)	750	770
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Appalachian Power Co. - Amos Project), Series 2015-A, 2.55% 2040 (put 2024)	500	520
		1,290

Wisconsin 1.57%
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	2,000	2,258
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 2038 (put 2023)	1,300	1,427
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 1.67% 2054 (put 2023)[1]	1,130	1,131
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2019-A, 5.00% 2021	325	350
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	1,415	1,515
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 2048	1,070	1,149
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2022	300	326
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2030	315	383
WPPI Energy, Power Supply System Rev. Bonds, Series 2016-A, 5.00% 2026	500	612
		9,151

Wyoming 0.18%
Community Dev. Auth., Housing Rev. Bonds, Series 2019-1, 4.00% 2048	990	1,077

Total bonds, notes & other debt instruments (cost: $546,851,000)		559,353

Short-term securities 4.05%
State of Alabama, County of Mobile, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2002, 1.26% 2032[1]	2,030	2,030
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 1.30% 2044[1]	1,500	1,500
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 1.30% 2040[1]	3,000	3,000
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 1993, 1.30% 2022[1]	1,800	1,800
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 1.30% 2043[1]	1,500	1,500
State of Massachusetts, City of Boston, Water and Sewer System IAM Commercial Paper, Series 2019-A, 1.29% 12/3/2019	235	235

32	Private Client Services Funds

Capital Group Core Municipal Fund

Short-term securities	Principal amount (000)	Value (000)
State of Michigan, Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-MI-1, 1.22% 2034 (put 2019)[4]	$1,400	$1,400
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 1.30% 2042[1]	4,000	4,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 1.30% 2030[1]	2,000	2,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 1.30% 2030[1]	1,300	1,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 1.26% 2035[1]	500	500
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, 2.15% 2021[4]	200	202
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 1.33% 2033[1]	460	460
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 1.33% 2034[1]	805	805
State of Texas, County of Harris, Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Medical Center), Series 2008-A, JPMorgan Chase LOC, 1.38% 2031[1]	2,900	2,900

Total short-term securities (cost: $23,630,000)		23,632
Total investment securities 99.87% (cost: $570,481,000)		582,985
Other assets less liabilities 0.13%		765

Net assets 100.00%		$583,750

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000	[5] )	Value at 10/31/2019 (000	[6] )	Unrealized (depreciation) appreciation at 10/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	161	January 2020	$32,200		$34,712		$(8)
5 Year U.S. Treasury Note Futures	Long	160	January 2020	16,000		19,073		43
								$35

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,268,000, which represented .73% of the net assets of the fund.
[3]	Step bond; coupon rate may change at a later date.
[4]	For short-term securities, the mandatory put date is considered to be the maturity date.
[5]	Notional amount is calculated based on the number of contracts and notional contract size.
[6]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax
Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

Private Client Services Funds	33

Capital Group Short-Term Municipal Fund

Investment portfolio October 31, 2019

Bonds, notes & other debt instruments 94.67%	Principal amount (000)	Value (000)
Alabama 0.41%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	$500	$518

Arizona 0.46%
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 4.00% 2021	565	587

California 2.49%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.02% 2045 (put 2023)[1]	1,500	1,527
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-4, (3-month USD-LIBOR x 0.70 + 0.37%) 1.839% 2038 (put 2020)[1]	1,000	1,001
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 4.00% 2021	400	418
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (La Mesa Springs Apartments), Series 2019-E, 1.78% 2021 (put 2020)	200	201
		3,147

Colorado 0.22%
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2021	260	278

Connecticut 3.24%
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2017-I-1, 5.00% 2022	500	548
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2015-A, 2.05% 2035 (put 2021)	285	289
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-B, 5.00% 2029 (put 2020)	410	420
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-B-1, 5.00% 2037 (put 2020)[2]	255	261
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	330	347
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	175	185
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	785	837
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	360	370
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2014-D-1, 4.00% 2044	425	438
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	385	402
		4,097

District of Columbia 1.56%
Income Tax Secured Rev. Bonds, Series 2011-A, 5.00% 2022	300	324
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2019-B, 5.00% 2021	500	536
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2019-B, 5.00% 2022	1,000	1,111
		1,971

Florida 7.67%
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-B-1, 4.00% 2023	500	550
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2019-A, 5.00% 2021	285	302
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Prospect Park Apartments), Series 2019-C, 1.40% 2022 (put 2021)	70	70
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2018-A-2, 2.25% 2021	355	358

34	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2018-A-2, 2.50% 2022	$500	$509
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	35	36
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-A, 4.50% 2029	55	56
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	880	968
Housing Fin. Corp., Multi Family Housing Rev. Bonds (Azure Estates), Series 2019-J, 1.45% 2023 (put 2022)	265	265
Housing Fin. Corp., Multi Family Housing Rev. Bonds (Logan Heights Apartments), Series 2018-F, 1.90% 2020	1,000	1,001
Housing Fin. Corp., Multi Family Housing Rev. Bonds (Pembroke Tower Apartments), Series 2019-G, 1.55% 2021 (put 2021)	80	80
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Lake Mangonia Apartments), Series 2018-B, 2.00% 2020	150	150
JEA, Electric System Rev. Bonds, Series 2012-B, 5.00% 2023 (preref. 2021)	1,095	1,174
Lee Memorial Health System Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 2024	550	633
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2014-A, 5.00% 2020	160	164
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 4.00% 2020	765	778
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Willow Key Apartments), Series 2019-A, 1.90% 2022 (put 2021)	85	86
City of Orlando, Utilities Commission, Utility System Rev. Ref. Bonds, Series 2017-A, 5.00% 2027 (put 2020)	1,500	1,552
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2018-A, 5.00% 2021	170	181
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Rev. Ref. Bonds, Series 2012-A, 4.00% 2028	320	334
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	430	457
		9,704

Georgia 2.26%
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2019, 5.00% 2023	500	573
City of East Point, Housing Auth., Multi Family Housing Rev. Bonds (Hillcrest Senior Apartments Projects), Series 2018, 2.25% 2022 (put 2021)[2]	175	177
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	105	109
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	685	729
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds (Third Indenture Series), Series 2012-A, 5.00% 2030 (preref. 2022)	370	408
Municipal Electric Auth., Project One Bonds, Series 2009-B, 5.00% 2020	860	865
		2,861

Hawaii 0.08%
Dept. of Transportation, Airports Division, Lease Rev. Certs. of Part., Series 2010-A, 5.00% 2022	100	103

Illinois 8.61%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	1,050	1,070
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-C, 6.50% 2041 (preref. 2021)	450	478
City of Chicago, Second Lien Water Rev. Bonds, Series 2004, 5.00% 2020	100	103
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2024	625	708
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2021	500	520
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, 5.00% 2021	180	192
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2000, MBIA insured, 6.25% 2021	460	497
Fin. Auth., National Rural Utilities Cooperative Fin. Corp., Guaranteed Solid Waste Disposal Rev. Bonds (Prairie Power, Inc. Project), Series 2008-A, 1.75% 2042 (put 2020)	475	476
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2023	100	111
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2024	130	149
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2021	1,100	1,178

Private Client Services Funds	35

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2023	$225	$249
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2021	145	154
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 2.12% 2050 (put 2025)[1]	1,000	1,007
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	600	643
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2023	500	549
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2022	500	536
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023 (preref. 2021)	160	171
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2023	295	331
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2021	500	518
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-A, 5.00% 2021	100	108
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2023	175	195
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	250	294
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2010-A, 5.00% 2021	150	152
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2021	500	507
		10,896

Indiana 0.93%
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2012-A, 5.00% 2022	440	480
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2048	630	694
		1,174

Iowa 0.42%
Fin. Auth., State Revolving Fund Rev. Bonds, Series 2011, 5.00% 2026 (preref. 2021)	495	528

Kentucky 0.55%
Housing Corp., Housing Rev. Bonds (Jefferson Green Apartments Project), Series 2018, 2.20% 2022 (put 2021)	685	692

Louisiana 1.04%
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2021	300	318
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2023	250	287
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	280	285
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	400	421
		1,311

Maine 0.79%
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047	470	499
Housing Auth., Mortgage Purchase Bonds, Series 2018-F, 4.25% 2048	150	165
Maine Municipal Bond Bank, Grant Anticipation Bonds (Dept. of Transportation), Series 2018-A, 5.00% 2023	300	342
		1,006

36	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Maryland 2.02%
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 2022	$400	$431
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 2048	425	471
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	410	440
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2049	965	1,043
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2012, 5.00% 2021	160	170
		2,555

Massachusetts 1.17%
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2010-B-2, 5.25% 2034 (preref. 2021)	200	210
Housing Fin. Agcy., Multi Family Conduit Rev. Bonds (Chestnut Park Project), Series 2018-A, 2.40% 2023 (put 2021)	80	82
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	90	93
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	640	667
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	410	426
		1,478

Michigan 3.90%
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2023	700	766
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-5, National insured, 5.00% 2020	500	512
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014-A, 4.00% 2044	525	550
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	130	138
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	1,415	1,550
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2024	375	439
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.45% 2029 (put 2021)	325	324
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-G, 5.00% 2021	300	323
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-C, 5.00% 2023	290	332
		4,934

Minnesota 2.98%
City of Brooklyn Park, Multi Family Housing Rev. Ref. Bonds (Amorce I Limited Partnership Project), Series 2019-A, 1.25% 2022 (put 2021)	205	205
City of Coon Rapids, Multi Family Housing Rev. Ref. Bonds (Drake Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	700	702
G.O. Bonds, Trunk Highway Bonds, Series 2019-B, 5.00% 2020	520	535
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	30	31
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	785	862
City of Maplewood, Multi Family Housing Rev. Ref. Bonds (Maple Pond Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	280	281
City of Minneapolis, Multi Family Rev. Bonds (Riverside Homes Project), Series 2018-A, 2.40% 2021 (put 2020)	500	500
Regents of the University of Minnesota, G.O. Bonds, Series 2011-A, 5.25% 2030 (preref. 2020)	500	522
Regents of the University of Minnesota, G.O. Rev. Ref. Bonds, Series 2017-B, 5.00% 2021	120	129
		3,767

Private Client Services Funds	37

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri 0.95%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	$1,050	$1,100
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2009-E-4, 4.25% 2030	95	98
		1,198

Montana 0.29%
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	185	194
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 2045	155	170
		364

Nebraska 2.00%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	1,000	1,003
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	160	162
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	410	433
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	5	5
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	250	257
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	620	672
		2,532

Nevada 0.89%
Clark County School Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2023	1,000	1,125

New Jersey 3.48%
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Garden Spires Project), Series 2018-A, 2.02% 2021 (put 2020)	1,000	1,005
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Georgia King Village Project), Series 2018-E, 2.45% 2021 (put 2020)	215	217
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Pilgram Baptist Village I & II), Series 2019-E, 1.50% 2022 (put 2021)	130	130
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Spruce Spires Project), Series 2018-B, 2.02% 2021 (put 2020)	500	502
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	640	710
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2021	1,250	1,317
Transportation Trust Fund Auth., Transportation System Bonds, Series 2015-AA, 5.00% 2021	500	528
		4,409

New Mexico 1.23%
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Co. Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	1,000	1,001
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 2050	500	551
		1,552

New York 8.05%
Build NYC Resource Corp., Rev. Ref. Bonds (Ethical Culture Fieldston School Project), Series 2015, 5.00% 2024	360	415
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2022	175	190
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2017-H, 1.65% 2021	350	351
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-D, 2.35% 2021	1,000	1,011
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-I, 2.55% 2022	250	252
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-I, 2.70% 2023	650	672
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.75%) 2.172% 2033 (put 2023)[1]	300	302

38	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.70% 2039 (put 2020)[1]	$2,000	$2,001
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	685	720
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 2047	665	729
County of Nassau, General Improvement G.O. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2024	500	584
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2023	1,000	1,139
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	150	150
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	500	502
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 2050 (put 2023)	250	260
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-B-1, 5.00% 2024	395	465
Public Housing Capital Fund Rev. Trust I, Trust Certificates, Series 2012, 4.50% 2022[3]	166	168
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-C, 5.00% 2024	250	282
		10,193

North Carolina 1.25%
G.O. Public Improvement Bonds (Connect NC), Series 2019-B, 5.00% 2021	105	111
G.O. Public Improvement Bonds, Series 2010-A, 5.00% 2028 (preref. 2020)	170	173
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 2047	5	6
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	335	359
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 1.761% 2041 (put 2022)[1]	440	440
County of Wake, Housing Auth., Multi Family Housing Rev. Bonds (Sunnybrook Pointe Apartments), Series 2017, 1.86% 2020 (put 2020)[2]	500	500
		1,589

North Dakota 1.09%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	70	72
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	825	864
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 2046	420	443
		1,379

Ohio 2.59%
G.O. Bonds, Common Schools Bonds, Series 2018-A, 5.00% 2023	205	233
G.O. Rev. Ref. Bonds, Common Schools Bonds, Series 2010-A, 5.00% 2021	385	413
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Neilan Park Apartments Program), Series 2019, 1.75% 2022 (put 2021)	40	40
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-A, 4.50% 2047	830	902
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 2049	230	256
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	85	87
Public Facs. Commission, Higher Education G.O. Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	205	219
Water Dev. Auth., Drinking Water Assistance Fund Rev. Bonds, Series 2019, 5.00% 2022	525	586
Water Dev. Auth., Drinking Water Assistance Fund Rev. Bonds, Series 2019, 5.00% 2023	475	539
		3,275

Private Client Services Funds	39

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oklahoma 0.81%
Housing Fin. Agcy., Collateralized Rev. Bonds (Deer Park & Apple Run Apartments), Series 2019, 1.60% 2022	$250	$250
Housing Fin. Agcy., Collateralized Rev. Bonds (Windsong Apartments), Series 2018, 2.05% 2021 (put 2020)	500	502
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	260	270
		1,022

Oregon 0.77%
G.O. Bonds (Veteran’s Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	510	525
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-D, 4.75% 2050	400	448
		973

Pennsylvania 3.36%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	375	401
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (Central Pennsylvania Dev.), Series 2018, 2.45% 2022 (put 2021)	1,000	1,017
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	750	822
City of Pittsburgh, Urban Redev. Auth., Rev. Bonds (Crawford Square Apartments Project), Series 2018, 2.25% 2020 (put 2020)	275	275
Turnpike Commission, Turnpike Rev. Bonds (Motor License Fund), Series 2019-A, 5.00% 2023	200	229
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2029 (preref. 2021)	185	200
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2030 (preref. 2021)	55	59
Turnpike Commission, Turnpike Rev. Bonds, Series 2018-B, (SIFMA Municipal Swap Index + 0.50%) 1.62% 2021[1]	1,000	1,003
Wilkes-Barre Area School Dist., G.O. Bonds, Series 2019, BAM insured, 5.00% 2023	225	251
		4,257

Rhode Island 1.11%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2021	920	975
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	415	434
		1,409

South Carolina 1.73%
County of Charleston, G.O. Capital Improvement Transportation Sales Tax Bonds, Series 2011, 5.00% 2024 (preref. 2021)	500	538
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2011-1, 4.50% 2030	70	71
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 2048	310	341
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	365	390
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2021	250	268
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2025	120	140
Town of Southold, Local Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2022	400	444
		2,192

South Dakota 0.59%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	195	206
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048	490	544
		750

40	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Tennessee 2.32%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-1-C, 4.50% 2037	$140	$145
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	125	128
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 2045	1,050	1,108
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	440	463
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	310	332
City of Lewisburg, Industrial Dev. Board, Multi Family Housing Bonds (Lewisburg Summit Apartments Project), Series 2019, 1.55% 2022 (put 2022)	55	55
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Collateralized Multi Family Housing Rev. Bonds (Trevecca Towers II Project), Series 2018, 2.00% 2022 (put 2021)	700	706
		2,937

Texas 15.85%
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2022	635	704
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 2026	560	681
Arlington Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2022	405	440
Austin Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019, 5.00% 2024	500	587
County of Bexar, Combination Tax and Rev. Certificates of Obligation, Series 2013-B, 5.00% 2024 (preref. 2023)	500	568
County of Bexar, Combination Tax and Rev. Certificates of Obligation, Series 2013-B, 5.00% 2043 (preref. 2023)	500	568
Brazosport Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2022	70	76
Brazosport Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2025	650	772
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 5.00% 2021	600	640
Conroe Independent School Dist., Unlimited Rev. Ref. Bonds, Series 2019, 5.00% 2022	50	54
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-A-3, 3.00% 2043 (put 2020)	1,500	1,519
Frisco Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019, 5.00% 2021	170	182
G.O. Bonds, Water Financial Assistance Rev. Ref. Bonds (Water Infrastructure Fund), Series 2019-E-1, 5.00% 2021	220	235
County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 1.59% 2031[1]	150	150
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2011-A, 5.00% 2023 (preref. 2021)	600	645
County of Harris, Toll Road Rev. Ref. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.45%) 1.45% 2021	635	636
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Springs Apartments), Series 2018, 2.23% 2021 (put 2020)	1,350	1,355
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2011-A, 5.00% 2029	55	57
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 2049	485	540
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 2.00% 2024	615	637
City of Houston, Higher Education Fin. Corp., Higher Education Rev. Bonds (Rice University Project), Series 2010-A, 5.00% 2040 (preref. 2020)	500	510
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2020	400	405
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-1B, 2.20% 2039 (put 2020)	215	216
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019-B, 5.00% 2022	100	108
Kileen Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	95	103
Northside Independent School Dist., School Building and Rev. Ref. Bonds, Series 2019, 5.00% 2020	750	772
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2011, 2.125% 2040 (put 2020)	485	486

Private Client Services Funds	41

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 1.45% 2047 (put 2020)	$225	$225
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds (University of the Incarnate Word Project), Series 2012, 5.00% 2019	400	401
Panhandle Regional Housing Fin. Corp., Multi Family Housing Rev. Bonds (Canyons at 45 West Apartments), Series 2018, 2.00% 2021 (put 2020)	755	757
Pasadena Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	125	136
Pflugerville Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 4.00% 2021	325	337
Public Fin. Auth., G.O. Rev. Ref. Bonds, Series 2011, 5.00% 2020	125	129
Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2021	135	142
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-C, 3.00% 2045 (put 2019)	1,000	1,001
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-D, 3.00% 2045 (put 2020)	1,000	1,018
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2015-B, 5.00% 2021 (escrowed to maturity)	145	153
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2024	500	578
County of Travis, Housing Fin. Corp., Multi Family Housing Rev. Bonds (McKinney Falls Apartments), Series 2018, 2.00% 2021[2]	1,000	1,003
Board of Regents of the University of Texas System, Rev. Fncg. System Rev. Ref. Bonds, Series 2016-I, 5.00% 2021	500	534
		20,060

Utah 0.43%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	305	324
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 3.00% 2020	220	224
		548

Virginia 0.69%
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2012-A, 5.00% 2020	120	121
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2015-A, 5.00% 2026 (preref. 2025)	190	226
G.O. Rev. Ref. Bonds, Series 2019-B, 5.00% 2021	500	531
		878

Washington 2.67%
G.O. Rev. Ref. Bonds, Series 2015-R-A, 5.00% 2024	500	586
G.O. Rev. Ref. Bonds, Series 2018-R-C, 5.00% 2021	500	533
G.O. Rev. Ref. Bonds, Series 2020-R-A, 5.00% 2022	605	655
G.O. Rev. Ref. Bonds, Series R-2012-C, 5.00% 2020	75	77
Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2042 (preref. 2021)	130	140
Housing Fin. Commission, Homeownership Program Bonds, Series 2011-A, 4.50% 2029	40	41
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	520	551
County of King, Housing Auth., Pooled Housing Rev. Ref. Bonds, Series 2018, 2.15% 2020	400	401
City of Seattle, Municipal Light and Power Improvement Rev. Ref. Bonds, Series 2010-B, 5.00% 2021	70	71
City of Seattle, Municipal Light and Power Improvement Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 1.61% 2046 (put 2023)[1]	325	327
		3,382

42	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Wisconsin 1.72%
G.O. Bonds, Series 2013-A, 5.00% 2025 (preref. 2022)	$1,000	$1,093
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 1.67% 2054 (put 2023)[1]	340	340
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2019-A, 5.00% 2021	70	75
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	320	343
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2022	300	327
		2,178

Total bonds, notes & other debt instruments (cost: $118,510,000)		119,809

Short-term securities 4.86%
Freddie Mac, Multi Family Certificates, Series 2018-M-046, 1.40% 2035[1]	605	605
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 1.31% 2048[1]	2,000	2,000
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 1.30% 2040[1]	1,000	1,000
State of Massachusetts, City of Boston, Water and Sewer System IAM Commercial Paper, Series 2019-A, 1.29% 12/3/2019	115	115
State of Michigan, Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-MI-1, 1.22% 2034 (put 2019)[4]	325	325
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 1.33% 2041[1]	1,000	1,000
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 1.30% 2024[1]	1,100	1,100

Total short-term securities (cost: $6,145,000)		6,145
Total investment securities 99.53% (cost: $124,655,000)		125,954
Other assets less liabilities 0.47%		593

Net assets 100.00%		$126,547

Futures contracts

								Unrealized
								(depreciation)
				Notional		Value at		appreciation
		Number of		amount	[5]	10/31/2019	[6]	at 10/31/2019
Contracts	Type	contracts	Expiration	(000)		(000)		(000)
2 Year U.S. Treasury Note Futures	Long	54	January 2020	$10,800		$11,642		$(4)
5 Year U.S. Treasury Note Futures	Long	29	January 2020	2,900		3,457		6
								$2

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Step bond; coupon rate may change at a later date.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $168,000, which represented .13% of the net assets of the fund.
[4]	For short-term securities, the mandatory put date is considered to be the maturity date.
[5]	Notional amount is calculated based on the number of contracts and notional contract size.
[6]	Value is calculated based on the notional amount and current market price.

Private Client Services Funds	43

Capital Group Short-Term Municipal Fund

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

44	Private Client Services Funds

Capital Group California Core Municipal Fund

Investment portfolio October 31, 2019

Bonds, notes & other debt instruments 96.11%	Principal amount (000)	Value (000)
California 93.11%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	$975	$1,085
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2024	600	694
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	500	591
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2021	650	680
Alameda Unified School Dist., Capital Appreciation Bonds, Series 2004, Assured Guaranty Municipal insured, 0% 2024	3,500	3,265
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 2027	630	753
Alvord Unified School Dist., G.O. Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2025	800	975
City of Anaheim, Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Capital Appreciation Bonds, Series 1997-C, Assured Guaranty Municipal insured, 0% 2022	2,000	1,920
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Bonds (Casa de las Campanas, Inc.), Series 2010, 5.125% 2020	330	341
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Bonds (Channing House), Series 2010, 5.25% 2020 (escrowed to maturity)	585	598
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-B, 5.00% 2020	1,000	1,025
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2020	1,430	1,480
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2021	495	529
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2022	1,000	1,098
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2023	500	564
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2023	370	424
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2024	395	467
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2025	510	602
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-A, (SIFMA Municipal Swap Index + 1.25%) 2.37% 2036 (put 2027)[1]	1,000	1,044
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.02% 2045 (put 2023)[1]	2,800	2,851
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.22% 2045 (put 2024)[1]	4,275	4,393
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-G, 2.00% 2053 (put 2024)	4,525	4,653
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2017-S-7, 5.00% 2024	1,200	1,406
Bay Area Water Supply and Conservation Agcy., Rev. Bonds, Series 2013-A, 5.00% 2023	500	568
City of Beaumont, Wastewater Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	500	623
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 4.00% 2049 (put 2021)	2,000	2,083
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	2,500	2,739
Trustees of the California State University, Systemwide Rev. Bonds, Series 2018-A, 5.00% 2048	1,000	1,232
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.55% 2023	350	365
City of Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2025	620	722
City of Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2024	260	306
Cerritos Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2012-D, 0% 2027	830	716

Private Client Services Funds	45

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2022	$450	$498
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2025	665	779
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2020	910	938
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2021	535	571
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2022	1,355	1,495
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2026	1,290	1,513
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2029	1,000	1,202
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2033	1,000	683
Compton Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2006-D, AMBAC insured, 0% 2021	3,000	2,935
City of Concord, Successor Agcy. of the Redev. Agcy., Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2023	825	927
County of Contra Costa, Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2018-A, (1-month USD-LIBOR x 0.70 + 0.25%) 1.672% 2034 (put 2021)[1]	5,525	5,522
Desert Community College Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2032	1,885	2,279
City of Desert Hot Springs, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017, BAM insured, 5.00% 2021	800	857
Educational Facs. Auth., Rev. Bonds (California Institute of Technology), Series 2009, 5.00% 2039 (preref. 2019)	3,000	3,000
Educational Facs. Auth., Rev. Bonds (Loma Linda University), Series 2017-A, 5.00% 2022	1,000	1,089
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.50% 2029 (preref. 2020)	400	407
Educational Facs. Auth., Rev. Bonds (Santa Clara University), Series 2010, 5.00% 2021 (preref. 2020)	550	555
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 5.00% 2021 (escrowed to maturity)	345	371
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 5.00% 2021(escrowed to maturity)	355	382
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2012-A, 4.00% 2021	560	592
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2012-A, 4.00% 2022	500	528
Educational Facs. Auth., Rev. Ref. Bonds (University of Redlands), Series 2015-A, 5.00% 2021	535	574
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2026	530	620
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2027	500	582
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,157
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2024	860	948
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2025	580	699
City of Eureka, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	835	927
City of Fillmore, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2024	1,000	1,167
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 1, Capital Appreciation Bonds, Series 2004-B, National insured, 0% 2026	1,000	881
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2023	535	600
G.O. Bonds, Series 1994, National insured, 6.00% 2020	5	5
G.O. Bonds, Series 2014, 5.00% 2023	1,000	1,152
G.O. Bonds, Series 2017, 5.00% 2024	530	626
G.O. Bonds, Series 2018, 5.00% 2026	2,000	2,458
G.O. Bonds, Series 2018, 5.00% 2029	2,000	2,578
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2024	4,505	5,347
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2024	615	725

46	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2026	$7,785	$9,651
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2026	2,875	3,585
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2027	4,000	5,060
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2029	4,000	5,045
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 2027	745	935
City of Garden Grove, Successor Agcy. to the Dev. Agcy., Tax Allocation Bonds, Series 2016, BAM insured, 5.00% 2022	400	445
City of Glendale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), Series 2016, BAM insured, 5.00% 2024	425	505
Golden Empire Schools Fncg. Auth., Lease Rev. Ref. Bonds (Kern High School Dist. Projects), Series 2018, 4.00% 2020	1,500	1,521
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 2024	2,000	1,870
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	2,785	2,505
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013-A, 5.00% 2021	2,000	2,120
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017-A, 5.00% 2021	295	311
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017A-1, 5.00% 2022	1,730	1,881
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022	3,000	3,290
Golden West Schools Fncg. Auth., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1999-A, MBIA insured, 0% 2020	1,100	1,096
Greenfield Elementary School Dist., Capital Appreciation Bonds, 2006 Election, Series 2007-A, Assured Guaranty Municipal insured, 0% 2029	1,270	1,038
Hacienda La Puente Unified School Dist., Facs. Fncg. Auth., G.O. Rev. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2025	1,000	1,223
City of Hawthorne, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2024	250	297
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2020	675	684
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2023	1,000	1,127
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2024	1,210	1,357
Health Facs. Fncg. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2025	1,000	1,198
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2016-A, 5.00% 2023	650	748
Health Facs. Fncg. Auth., Rev. Bonds (City of Hope), Series 2012-A, 5.00% 2021	350	379
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2014-A, 5.00% 2025	400	471
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2024	150	162
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2025	375	405
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2026	300	367
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018A, 5.00% 2024	3,000	3,586
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2025	3,525	4,332
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 2025	1,400	1,602
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.00% 2021	2,675	2,802
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2022	175	195
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2023	135	156
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2023	1,000	1,156
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2024	1,000	1,193
Hemet Unified School Dist., Fncg. Auth. Special Tax Rev. Bonds, Series 2015, 5.00% 2026	600	696
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2023	885	1,014

Private Client Services Funds	47

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2029	$500	$583
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Breezewood Village Apartments), Series 2019-E, FHA insured, 2.05% 2022 (put 2021)	1,650	1,661
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds III (Hookston Senior Apartments), Series 2018-A, 2.375% 2020	4,000	4,010
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2025	100	120
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2026	125	153
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2027	110	137
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2028	375	473
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2029	140	176
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2030	340	424
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 2.32% 2037 (put 2022)[1]	1,000	1,018
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Academy of Sciences, San Francisco), Series 2018-C, (3-month USD-LIBOR x 0.70 + 0.38%) 1.63% 2047 (put 2021)[1]	4,000	3,997
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-4, (3-month USD-LIBOR x 0.70 + 0.37%) 1.839% 2038 (put 2020)[1]	3,000	3,002
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2017, 5.00% 2028	3,250	4,117
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 3.00% 2020	1,250	1,270
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 3.25% 2022	700	741
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 4.00% 2022	400	432
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2024	725	827
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 3.375% 2023	850	918
City of Irvine, Reassessment Dist. No. 15-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2021	500	535
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 2021	245	258
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 2022	225	243
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2023	200	229
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2024	200	236
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2025	250	304
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2021	1,280	1,359
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 2027	140	172
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 2028	350	437
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 2030	215	271
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2023	500	574
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2029	710	833
County of Kern, Water Agcy., Water Rev. Ref. Bonds (Improvement Dist. No. 4), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2022	2,810	3,091
Kern Community College Dist., Capital Appreciation Bonds, 2002 Election, Series 2006, FSA insured, 0% 2022	1,500	1,441

48	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Kings Canyon Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2029	$1,600	$1,908
La Habra School Dist., G.O. Bonds, Capital Appreciation Bonds, 2000 Election, Series 2002-A, FSA insured, 0% 2026	1,010	902
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2002, Special Tax Bonds, Series 2017, 4.00% 2022	680	726
City of Lodi, Public Fin. Auth., Rev. Ref. Bonds, Series 2018, Assured Guaranty Muncipal insured, 5.00% 2024	260	307
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 4.00% 2020	750	772
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2021	520	561
City of Long Beach, Harbor Rev. Bonds, Series 2010-A, AMT, 5.00% 2021	100	102
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2020	400	407
Long Beach Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2008-A, Assured Guaranty Municipal insured, 0% 2027	3,865	3,367
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2020	600	619
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2023	700	799
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2019-C, 5.00% 2025	2,000	2,420
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 2024	535	632
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 2025	500	609
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Ref. Bonds, Series 2019-C, 5.00% 2023	2,000	2,290
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (South Gate Project No. 1), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022	1,190	1,318
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds (Dedicated Unlimited Ad Valorem Property Tax Bonds), Series 2016-A, 5.00% 2024	4,000	4,693
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014-C, 5.00% 2023	520	592
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2025	3,000	3,619
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	660	815
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2019-A, 5.00% 2027	5,000	6,305
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2019-A, 5.00% 2032	6,000	7,714
M-S-R Public Power Agcy., Rev. Bonds (San Juan Project), Series 2018-R, 5.00% 2021	2,000	2,129
Manhattan Beach Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 1999-C, FGIC-National insured, 0% 2024	3,950	3,620
Manteca Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006, MBIA insured, 0% 2027	560	489
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2022	500	555
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2028	250	300
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 2017-C, 1.06% 2047 (put 2020)[1]	3,045	3,045
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2017-E, 1.06% 2037 (put 2020)[1]	1,230	1,230
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	10,000	12,186
City of Modesto, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016, 5.00% 2022	750	837
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, 2004 Election, Series 2013-A, 5.00% 2024	520	591
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2028	1,545	1,812
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 4.00% 2026	270	288
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Hollywood El Centro Apartments), Series 2019-A, 1.40% 2021 (put 2021)	1,750	1,751
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2026	300	364
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation), Series 2017-A, 5.00% 2024	300	348

Private Client Services Funds	49

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2023	$750	$847
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2013, 5.00% 2022	470	518
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2022	885	983
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2025	500	604
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2028	750	856
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2029	1,000	1,137
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2035	1,000	1,109
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2019, BAM insured, 5.00% 2027	530	657
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 4.00% 2020	125	128
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2023	2,530	2,841
Natomas Unified School Dist., G.O. Bonds, Series 2014, BAM insured, 5.00% 2021	500	534
North Orange County Community College Dist., G.O. Bonds, 2014 Election, Series 2019-B, 4.00% 2022	2,000	2,165
Oakland Unified School Dist., G.O. Bonds, 2006 Election, Series 2016-A, 5.00% 2026	1,325	1,631
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2034	1,000	1,133
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, 2016 Election, Series 2016, 5.00% 2022	915	1,008
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2024	1,310	1,535
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2025	3,000	3,613
Ohlone Community College Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2023 (preref. 2022)	550	610
Ohlone Community College Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2024 (preref. 2022)	1,000	1,109
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 4.00% 2020	385	395
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 4.00% 2021	1,485	1,568
County of Orange, Airport Private Activity Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	1,000	1,214
County of Orange, Airport Private Activity Rev. Ref. Bonds, Series 2019-B, 5.00% 2025	1,000	1,214
County of Orange, Sanitation Dist., Certificate Anticipation Rev. Ref. Bonds, Series 2018-A, 5.00% 2021	5,300	5,664
City of Oxnard, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2024	250	294
City of Oxnard, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2021	750	797
City of Oxnard, Water Rev. Ref. Bonds, Series 2018, BAM insured, 5.00% 2022	700	769
City of Oxnard, Water Rev. Ref. Bonds, Series 2018, BAM insured, 5.00% 2024	450	526
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	630	767
Paramount Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1998 Election, Series 2001-B, Assured Guaranty Municipal insured, 0% 2025	3,000	2,728
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2026	250	313
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2027	200	256
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2028	285	374
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2029	400	532
Peralta Community College Dist., G.O. Rev. Ref. Bonds, Series 2014-A, 5.00% 2025	2,680	3,148
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD 2005-1 IA No. 4), Series 2017-B, 3.00% 2021	895	915
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD 2005-1 IA No. 4), Series 2017-B, 4.00% 2022	915	970
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2024	1,000	1,147
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Bonds, Series 2012, 5.00% 2020	595	615
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2022	440	477

50	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2022	$850	$927
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2022	500	556
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 4.00% 2022	1,000	1,082
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 2023	890	1,021
Public Fin. Auth., Electric System Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2023	730	836
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 2022	1,115	1,222
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 2020	250	257
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 2021	150	158
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, Assured Guaranty Municipal insured, 5.00% 2023	500	570
Public Works Board, Lease Rev. Bonds (Judicial Council of California, Various Judicial Council Projects), Series 2011-D, 5.00% 2022	1,225	1,322
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2015-A, 5.00% 2023	790	897
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2018-C, 5.00% 2026	1,000	1,242
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Education - Riverside Campus Projects), Series 2017-H, 5.00% 2026	1,780	2,181
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2024	1,725	2,042
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-D, 5.00% 2028	5,000	6,157
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2025	3,255	3,946
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2028	1,400	1,764
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-C, 5.00% 2026	4,060	4,964
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2028	300	351
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	600	704
City of Redding, Joint Powers Fin. Auth., Electric System Rev. Bonds, Series 2015-A, 5.00% 2024	15	18
City of Richmond, Successor Agcy. to the Redev. Agcy., Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2025	200	232
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2032	240	287
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2022	400	438
Rio Hondo Community College Dist., G.O. Bonds, 2004 Election, Series 2019-B, 5.00% 2022	1,500	1,665
City of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 2021	1,000	1,074
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2023	1,075	1,231
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Hemet Project), Series 2014, BAM insured, 5.00% 2023	500	572
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Interstate 215 Corridor Project), Series 2014-E, Assured Guaranty Municipal insured, 5.00% 2021	465	499
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2014-D, Assured Guaranty Municipal insured, 5.00% 2020	405	419

Private Client Services Funds	51

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2014-D, Assured Guaranty Municipal insured, 5.00% 2021	$575	$617
Riverside Unified School Dist., Fncg. Auth., Rev. Bonds, Series 2012-A, 5.00% 2021	1,280	1,371
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2025	350	414
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2026	400	472
Robla School Dist., G.O. Bonds, 2018 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2021	645	679
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2024	1,000	1,153
City of Sacramento, Housing Auth., Multi Family Housing Rev. Bonds (Imperial Tower Project), Series 2018-C, 2.15% 2021 (put 2020)	5,000	5,021
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	1,000	1,132
City of Sacramento, Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2023	385	397
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2017-E, 5.00% 2027	555	683
Sacramento Unified School Dist., G.O. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,145
Sacramento Unified School Dist., G.O. Ref. Bonds, Series 2012, 5.25% 2024	1,300	1,420
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2021	1,150	1,229
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2022	1,500	1,660
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-D, Assured Guaranty Municipal insured, 4.00% 2021	330	347
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2011-A, 5.00% 2020	985	1,016
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds (Hillside Views Apartments), Series 2018-G-1, 2.05% 2021 (put 2020)	2,000	2,015
City of San Diego, Limited Obligation Rev. Bonds (Sanford Burnham Prebys Medical Discovery Institute Project), Series 2015-A, 5.00% 2022	200	222
County of San Diego, Association of Governments Capital Grant Receipts, Rev. Green Bonds (Mid-Coast Corridor Transit Project), Series 2019-A, 5.00% 2025	3,000	3,554
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2013-A, 5.00% 2023	225	256
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Bonds, Series 2014-A, 5.00% 2021	500	528
San Diego Community College Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2024 (preref. 2022)	1,000	1,111
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2018 Election, Series 2019, 5.00% 2021	4,500	4,794
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2016-SR-1, 4.00% 2031	3,000	3,468
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-D, 5.00% 2024	1,000	1,175
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2019-D, 5.00% 2025	3,000	3,632
City and County of San Francisco, Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	800	821
City and County of San Francisco, Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-B, 3.25% 2021	500	513
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2022	305	338
City of San Francisco, Bay Area Rapid Transit Dist., G.O. Green Bonds, Series 2019-B-1, 5.00% 2027	3,000	3,856
San Francisco Community College Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2023	1,810	2,068
City of San Jacinto, Community Facs. Dist. No. 2002-1 (Rancho San Jacinto, Phase 2), Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2021	1,310	1,365
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2021	60	64

52	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2022	$25	$27
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2023	40	45
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2024	65	75
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2025	90	106
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2026	155	187
San Joaquin Delta Community College Dist., G.O Bonds, 2004 Election, Series 2018-D, 4.00% 2023	1,000	1,110
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1997-A, National insured, 0% 2025	285	253
City of San Jose, Redev. Agcy., Housing Set-Aside Tax Allocation Rev. Ref. Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.00% 2022 (preref. 2020)	500	515
San Jose Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2006-C, National insured, 0% 2025	795	731
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2022	500	555
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2023	375	430
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2024	500	592
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2025	400	488
County of San Mateo, Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects), Series 2009-A, 5.25% 2023	300	303
San Ramon Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2018, 5.00% 2024	1,000	1,183
San Ramon Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2018, 5.00% 2025	850	1,036
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2022	310	338
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2024	530	609
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2025	375	430
City of Santa Rosa, Wastewater Rev. Bonds, Capital Appreciation Bonds, Series 2002-B, AMBAC insured, 0% 2021	2,000	1,954
Saugus Union School Dist., G.O. Rev. Ref. Bonds, 2006 Election, Series 2006, FGIC-National insured, 5.25% 2021	600	645
Saugus Union School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2006, National insured, 0% 2024	1,210	1,130
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2024	500	576
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2025	1,110	1,310
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 4.00% 2027[2]	740	848
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 4.00% 2029[2]	805	913
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 2031[2]	875	1,038
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2014-A, 4.125% 2024	1,275	1,352
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2015-A, 3.625% 2025[2]	875	920
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 2024[2]	435	498
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 2026[2]	180	214
School Fin. Auth., School Fac. Rev. Bonds (KIPP Social), Series 2019-A, 5.00% 2022[2]	100	109
School Fin. Auth., School Fac. Rev. Bonds (KIPP Social), Series 2019-A, 5.00% 2023[2]	125	140
School Fin. Auth., School Fac. Rev. Bonds (KIPP Social), Series 2019-A, 5.00% 2024[2]	130	149
School Fin. Auth., School Fac. Rev. Bonds (KIPP Social), Series 2019-A, 5.00% 2025[2]	100	117
School Fin. Auth., School Fac. Rev. Bonds (KIPP Social), Series 2019-A, 5.00% 2026[2]	105	125
School Fin. Auth., School Fac. Rev. Bonds (KIPP Social), Series 2019-A, 5.00% 2027[2]	220	266
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2023	150	156
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2024	145	150
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2025	365	378

Private Client Services Funds	53

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2026	$150	$155
City of Signal Hill, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2021	250	268
City of Signal Hill, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2023	500	572
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2019-A, 3.00% 2024	4,065	4,355
Solano Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 2021	2,680	2,623
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2017-1, 2.00% 2036 (put 2020)	1,000	1,003
Southern California Public Power Auth., Rev. Ref. Bonds (Milford Wind Corridor Phase I Project), Series 2019-1, 5.00% 2025	3,050	3,703
Stanislaus Union School Dist., G.O. Rev. Ref. Bonds, Series 2019, BAM insured, 5.00% 2025	500	607
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (La Mesa Springs Apartments), Series 2019-E, 1.78% 2021 (put 2020)	3,000	3,019
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-A, 1.90% 2028	2,000	2,004
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2025	750	897
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2028	2,085	2,525
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2034	975	1,197
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2021	1,100	1,171
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2023	1,110	1,252
Statewide Communities Dev. Auth., Rev. Bonds (Cottage Health System Obligated Group), Series 2010, 5.00% 2019	1,000	1,000
Statewide Communities Dev. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2014, Assured Guaranty Municipal insured, 5.00% 2022	750	829
Statewide Communities Dev. Auth., Rev. Bonds (Jewish Home of San Francisco), Series 2016, 5.00% 2026	575	720
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-L, 5.00% 2038 (put 2029)	4,975	6,533
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	1,000	1,020
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2024	300	329
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2021	1,650	1,751
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2023	500	553
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2024	390	443
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Rady Children’s Hospital), Series 2016-B, 5.00% 2028	860	1,118
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2022	1,000	1,092
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (1998 Wastewater Project and 2003 Wastewater Project), Series 2014, BAM insured, 5.00% 2021	750	803
Solano Community College Dist., G.O. Ref. Bonds, Series 2005, National insured, 5.00% 2026	4,690	5,693
Stockton Unified School Dist., G.O. Bonds, 2012 Election, Series 2018-C, BAM insured, 5.00% 2030	2,145	2,719
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2022	400	445
Sweetwater Union High School Dist., G.O. Bonds, 2006 Election, Series 2006, 4.00% 2026	515	587
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2025	1,715	1,991
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2026	6,000	6,943

54	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Sweetwater Union High School Dist., Public Fin. Auth., Rev. Ref. Bonds, Series 2013, BAM insured, 5.00% 2021	$2,000	$2,131
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 2025	1,000	1,189
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	545	649
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy/Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2024	860	1,011
Tustin Unified School Dist., Community Facs. Dist. No. 88-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2022	830	921
Twin Rivers Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2024	400	472
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, MBIA insured, 0% 2023	1,500	1,414
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, National insured, 0% 2022	175	168
City of Union City, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-A, 5.00% 2023	375	432
Regents of the University of California, Limited Project Rev. Bonds, Series 2010-E, 5.00% 2020	500	511
Upland Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2008-A, Assured Guaranty Municipal insured, 0% 2030	3,000	2,386
Val Verde Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2021	250	263
Val Verde Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2023	600	661
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	1,660	1,740
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 2049	3,200	3,499
Dept. of Veterans Affairs, Home Purchase Rev. Ref. Bonds, Series 2012-A, 2.75% 2020	750	763
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048	6,000	6,536
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049	3,000	3,300
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, 1.35% 2019	1,125	1,125
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	1,140	1,190
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2024	730	826
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2026	270	318
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 4.00% 2025	400	461
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2022	340	376
Washington Township Health Care Dist., Rev. Bonds, Series 2017-A, 4.00% 2021	490	511
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2021	75	76
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2021 (preref. 2020)	125	127
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2011-N, 5.00% 2020	1,810	1,846
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, 2005 Election, Series 2008-B, 6.00% 2027	3,000	4,064
Western Placer Unified School Dist., G.O. Bonds, 2014 Election, Series 2017-B, BAM insured, 5.00% 2021	490	525
Westminster School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-A-1, Assured Guaranty insured, 0% 2023	1,000	947
Whittier City School Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2030	825	949
		518,212

Guam 0.41%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-A, 5.00% 2021	350	370
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-A, 5.00% 2022	710	770
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-B, 5.00% 2023	1,085	1,162
		2,302

Private Client Services Funds	55

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan 0.02%
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.25% 2024 (preref. 2019)	$100	$100

Missouri 0.03%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	170	178

Nevada 0.79%
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2018-A, 5.00% 2029	3,540	4,402

Puerto Rico 0.71%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	1,000	1,033
Infrastructure Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2005-C, 5.50% 2020	2,860	2,920
		3,953
South Dakota 0.45%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048	2,230	2,477

United States 0.59%
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class A-CA, 3.35% 2033	2,989	3,302

Total bonds, notes & other debt instruments (cost: $520,110,000)		534,926

Short-term securities 3.02%
State of California, Chula Vista Elementary School Dist., G.O. Bond Anticipation Notes, Series 2019, 0% 2023	1,000	958
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 1.04% 2035[1]	4,500	4,500
State of California, County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2019, 5.00% 6/30/2020	3,000	3,078
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2019, 5.00% 6/30/2020	65	67
State of California, San Diego Unified School Dist., Tax and Rev. Anticipation Notes, Series 2019-A, 5.00% 6/30/2020	4,210	4,317
State of California, City of Stockton, Public Fncg. Auth., Wastewater Bond Anticipation Notes, Series 2019, 1.40% 2022	3,875	3,870

Total short-term securities (cost: $16,776,000)		16,790
Total investment securities 99.13% (cost: $536,886,000)		551,716
Other assets less liabilities 0.87%		4,853

Net assets 100.00%		$556,569

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,337,000, which represented .96% of the net assets of the fund.

56	Private Client Services Funds

Capital Group California Core Municipal Fund

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding
Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

Private Client Services Funds	57

Capital Group California Short-Term Municipal Fund

Investment portfolio October 31, 2019

Bonds, notes & other debt instruments 94.95%	Principal amount (000)	Value (000)
California 94.55%
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 2023	$450	$496
Alvord Unified School Dist., G.O. Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2022	500	554
City of Anaheim, Housing and Public Improvements Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	500	626
City of Anaheim, Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Series 1997-C, Assured Guaranty Municipal insured, 5.00% 2019	200	200
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2012-A, 5.00% 2023	1,640	1,780
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-A, (SIFMA Municipal Swap Index + 1.25%) 2.37% 2036 (put 2027)[1]	1,000	1,044
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.02% 2045 (put 2023)[1]	575	585
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-H, (SIFMA Municipal Swap Index + 0.70%) 1.82% 2034 (put 2021)[1]	250	252
City of Beaumont, Wastewater Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2022	225	250
City of Burbank, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015, BAM insured, 5.00% 2022	500	561
Trustees of the California State University, Systemwide Rev. Bonds, Series 2013-A, 5.00% 2023	400	463
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	1,550	1,698
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 4.00% 2021	655	690
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 4.00% 2022	1,350	1,450
Compton Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2006-D, AMBAC insured, 0% 2021	1,000	978
County of Contra Costa, Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2018-A, (1-month USD-LIBOR x 0.70 + 0.25%) 1.672% 2034 (put 2021)[1]	2,000	1,999
Corona-Norco Unified School Dist., G.O. Bonds, 2014 Election, Series 2019-C, 5.00% 2020	1,000	1,030
Corona-Norco Unified School Dist., G.O. Bonds, 2014 Election, Series 2019-C, 5.00% 2021	300	321
East Bay Municipal Utility Dist., Water System Rev. Bonds, Series 2019-A, 5.00% 2023	1,390	1,586
Educational Facs. Auth., Rev. Ref. Bonds (Stanford University), Series 2009-T-5, 5.00% 2023	1,415	1,606
Fowler Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 4.00% 2024	745	841
Fresno Joint Powers Fin. Auth., Rev. Ref. Bonds (Master Lease Projects), Series 2017-A, 5.00% 2020	1,000	1,016
Fresno Joint Powers Fin. Auth., Rev. Ref. Bonds (Master Lease Projects), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2022	1,350	1,473
G.O. Bonds, Series 2013, (SIFMA Municipal Swap Index + 0.38%) 1.50% 2027 (put 2027)[1]	1,600	1,602
G.O. Bonds, Series 2013-E, (1-month USD-LIBOR + 0.43%) 1.55% 2029 (put 2023)[1]	500	501
G.O. Bonds, Series 2014, 5.00% 2023	770	887
G.O. Bonds, Series 2017, 4.00% 2021	490	519
G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2022	805	891
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2021	500	530
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017-A-1, 5.00% 2020	1,360	1,388
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017A-1, 5.00% 2022	1,500	1,631
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022	1,000	1,097
Hacienda La Puente Unified School Dist., Certs. of Part. (Los Angeles County Schools Pooled Fncg. Program), Series 2005-C, Assured Guaranty Municipal insured, 5.00% 2021	500	531
Hacienda La Puente Unified School Dist., Facs. Fncg. Auth., G.O. Rev. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2021	590	632
Hacienda La Puente Unified School Dist., Facs. Fncg. Auth., G.O. Rev. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2025	1,000	1,223

58	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
City of Hawthorne, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2021	$300	$322
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2024	450	505
Health Facs. Fncg. Auth., Rev. Bonds (City of Hope), Series 2012-A, 5.00% 2019	300	300
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2025	400	486
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 5.00% 2022	300	335
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-1, 1.25% 2036 (put 2020)	1,210	1,209
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2022	200	224
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2026	275	336
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2023	1,000	1,159
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 2022	330	352
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2020	150	154
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, National insured, 5.00% 2020	1,080	1,068
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2022)	1,000	1,111
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 1.70% 2033 (put 2022)	650	660
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2021	500	540
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 4.00% 2024	500	567
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Breezewood Village Apartments), Series 2019-E, FHA insured, 2.05% 2022 (put 2021)	1,025	1,032
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds III (Hookston Senior Apartments), Series 2018-A, 2.375% 2020	1,000	1,002
Huntington Beach Union High School Dist., Certs. of Part., Series 2016, BAM insured, 5.00% 2021	750	805
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2021	395	419
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2022	265	292
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2024	965	1,135
City of Irvine, Reassessment Dist. No. 15-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2021	500	535
County of Kern, Water Agcy., Improvement Dist. No. 4, Water Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2023	810	922
County of Kern, Water Agcy., Water Rev. Ref. Bonds (Improvement Dist. No. 4), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2020	700	711
Kings Canyon Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	470	520
La Mirada Unified School Dist., G.O. Bonds, 2014 Election, Series 2019-D, 4.00% 2021	1,250	1,317
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2002, Special Tax Bonds, Series 2017, 4.00% 2021	525	548
City of Long Beach, Harbor Rev. Bonds, Series 2010-A, 5.00% 2023	805	822
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2019-C, 4.00% 2021	1,000	1,052
Los Altos Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 1997-C, National insured, 0% 2022	460	446
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-C, 5.00% 2021	650	690
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2019-C, 5.00% 2021	2,250	2,388
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2014-B, 5.00% 2023	825	944
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2016-A, 5.00% 2023	1,000	1,144
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2016-B, 5.00% 2024	800	946

Private Client Services Funds	59

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-B, 5.00% 2022	$1,000	$1,084
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 2023	1,000	1,144
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-B, 5.00% 2023	1,000	1,144
City of Los Angeles, Multi Family Housing Rev. Bonds (Jordan Downs Phase 1B Apartments), Series 2018-A-2, 2.08% 2022 (put 2021)	1,000	1,009
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Ref. Bonds, Series 2019-C, 5.00% 2023	1,405	1,608
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	250	275
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014-C, 5.00% 2022	2,000	2,203
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015-A, 5.00% 2023	685	779
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2025	1,000	1,206
M-S-R Public Power Agcy., Rev. Bonds (San Juan Project), Series 2018-R, 4.00% 2020	1,000	1,019
Mammoth Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1998 Election, Series 2000, AMBAC insured, 0% 2023	1,000	942
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 4.00% 2022	250	267
Merced School Dist., G.O. Bonds, Capital Appreciation Bonds, 2003 Election, Series 2005, MBIA insured, 0% 2023	1,065	1,012
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 2017-C, 1.06% 2047 (put 2020)[1]	1,420	1,420
City of Modesto, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016, 5.00% 2022	250	279
Municipal Fin. Auth., Rev. Bonds (Community Medical Centers), Series 2017-A, 5.00% 2021	1,100	1,152
Municipal Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010, Assured Guaranty Municipal insured, 1.48% 2023	260	245
Murrieta Valley Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 1998-A, FGIC-National insured, 0% 2023	965	915
North Orange County Community College Dist., G.O. Bonds, 2014 Election, Series 2019-B, 4.00% 2022	1,000	1,083
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2021	1,100	1,172
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, 2016 Election, Series 2016, 5.00% 2022	575	634
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2021	385	411
City of Oxnard, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2021	350	372
City of Oxnard, Water Rev. Ref. Bonds, Series 2018, BAM insured, 5.00% 2021	300	318
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 4.00% 2020	1,235	1,262
Pasadena Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, 5.00% 2024	655	777
Peralta Community College Dist., G.O. Rev. Ref. Bonds, Series 2014-A, 5.00% 2024	2,000	2,350
Perris Union High School Dist., G.O. Bonds, 2018 Election, Series 2019, Assured Guaranty Municipal insured, 5.00% 2021	855	916
City of Poway, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Paguay Redev. Project), Series 2015-A, 5.00% 2020	445	465
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 4.00% 2020	300	307
Public Works Board, Lease Rev. Bonds (Dept. of Corrections and Rehabilitation), Series 2011-C, 5.00% 2021	720	773
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2010-A-1, 5.75% 2030 (preref. 2020)	450	457
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2014-E, 5.00% 2022	500	554
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2015-A, 5.00% 2023	1,860	2,111
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2018-C, 5.00% 2025	510	620
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2021	1,000	1,076
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2026	2,405	2,986
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2025	400	485

60	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
City of Rancho Mirage, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	$1,000	$1,057
Ravenswood City School Dist., G.O. Bonds, 2016 Election, Series 2016, 5.00% 2023	445	508
City of Redding, Electric System Rev. Ref. Bonds, Series 2017, 5.00% 2021	800	851
City of Redding, Electric System Rev. Ref. Bonds, Series 2018, 5.00% 2022	725	800
City of Richmond, Successor Agcy. to the Redev. Agcy., Ref. Bonds, Series 2014-A, BAM insured, 4.00% 2020	110	113
City of Richmond, Wastewater Rev. Ref. Bonds, Series 2019-B, 5.00% 2023	940	1,077
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2021	685	733
Robla School Dist., G.O. Bonds, 2018 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2022	740	800
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2021	450	474
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2022	620	669
City of Sacramento, Housing Auth., Multi Family Housing Rev. Bonds (Imperial Tower Project), Series 2018-C, 2.15% 2021 (put 2020)	2,000	2,009
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	150	170
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-B, 5.00% 2021	1,000	1,066
Sacramento Unified School Dist., Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2024	500	577
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds (Hillside Views Apartments), Series 2018-G-1, 2.05% 2021 (put 2020)	1,000	1,007
City of San Diego, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-A, 5.00% 2021	365	392
County of San Diego, Association of Governments Capital Grant Receipts, Rev. Green Bonds (Mid-Coast Corridor Transit Project), Series 2019-A, 5.00% 2023	1,000	1,115
County of San Diego, Association of Governments Capital Grant Receipts, Rev. Green Bonds (Mid-Coast Corridor Transit Project), Series 2019-A, 5.00% 2026	1,000	1,215
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2018 Election, Series 2019, 5.00% 2021	1,500	1,598
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-D, 5.00% 2024	2,000	2,349
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-D, 4.00% 2023 (escrowed to maturity)	400	441
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2018-C, 2.125% 2048 (put 2023)	1,000	1,030
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2020	500	515
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2022	250	277
San Gabriel Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2012-B, 0% 2023	200	189
San Leandro Unified School Dist., G.O. Bonds, Series 2017-A, BAM insured, 5.00% 2020	700	721
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2021	340	356
San Ramon Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2018, 5.00% 2023	800	918
City of Santa Rosa, High School Dist., G.O. Bonds, 2014 Election, Series 2018-C, Assured Guaranty Municipal insured, 4.00% 2020	750	767
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2019-A, 3.00% 2024	2,500	2,679
Simi Valley Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2023	1,000	1,148
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2017-1, 2.00% 2036 (put 2020)	925	928
Southern California Public Power Auth., Rev. Ref. Bonds (Milford Wind Corridor Phase I Project), Series 2019-1, 5.00% 2021	300	320
Southern California Public Power Auth., Rev. Ref. Bonds (Milford Wind Corridor Phase I Project), Series 2019-1, 5.00% 2022	200	221
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-A, 3.00% 2021	200	207
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-B, 4.00% 2022	310	336
State Public Works Board, Lease Rev. Ref. Bonds, Series 2015-F, 5.00% 2022	1,000	1,096
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2021	150	159

Private Client Services Funds	61

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2022	$265	$287
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2023	250	277
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 4.00% 2023	660	732
Statewide Communities Dev. Auth., Insured Rev. Bonds (Redwoods, a Community of Seniors), Series 2013, 4.00% 2019	160	160
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Courtyards at Penn Valley Apartments), Series 2019-J-1, 1.41% 2021 (put 2021)	750	750
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (La Mesa Springs Apartments), Series 2019-E, 1.78% 2021 (put 2020)	1,000	1,006
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-A, 1.90% 2028	500	501
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018, 5.00% 2022	150	163
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2024	200	233
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2025	415	496
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2023	135	152
Statewide Communities Dev. Auth., Rev. Bonds (Buck Institute for Research on Aging), Series 2014, Assured Guaranty Municipal insured, 5.00% 2019	380	381
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 5.00% 2022	700	768
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 5.25% 2024 (preref. 2020)	890	920
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	500	510
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2020	1,225	1,255
City of Stockton, Public Fncg. Auth., Water Rev. Ref. Green Bonds, Series 2018-A, BAM insured, 5.00% 2021	500	537
City of Stockton, Public Fncg. Auth., Water Rev. Ref. Green Bonds, Series 2018-A, BAM insured, 5.00% 2022	1,210	1,343
Stockton Unified School Dist., G.O. Bonds, 2018 Election, Series 2019-A, BAM insured, 5.00% 2022	1,000	1,101
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2021	500	539
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2021	380	405
Sweetwater Union High School Dist., Public Fin. Auth., Rev. Ref. Bonds, Series 2013, BAM insured, 5.00% 2021	1,000	1,065
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2021	515	551
Torrance Unified School Dist., G.O. Bonds, 2008 Election, Series 2009-B-1, 0% 2023	250	237
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	450	497
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, MBIA insured, 0% 2023	440	415
City of Union City, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-A, 5.00% 2021	235	253
Regents of the University of California, G.O. Rev. Bonds, Series 2016-AT, 1.40% 2046 (put 2021)	2,505	2,515
Regents of the University of California, G.O. Rev. Bonds, Series 2018-AZ, 5.00% 2020	200	204
Regents of the University of California, G.O. Rev. Bonds, Series 2018-AZ, 5.00% 2021	300	318
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	725	760
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 2049	1,500	1,640
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2017-CQ, 4.00% 2047	935	1,007
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048	1,500	1,634
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	1,140	1,190

62	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 3.00% 2021	$200	$207
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2021	265	285
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2015-O, 5.00% 2022	755	829
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series AS, 5.00% 2021	445	482
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2020	180	185
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2022	120	130
Whittier Union High School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2022	300	333
		154,902

Guam 0.40%
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2016, 5.00% 2021	300	316
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2016, 5.00% 2024	300	342
		658

Total bonds, notes & other debt instruments (cost: $153,559,000)		155,560

Short-term securities 2.58%
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-1, 0.95% 2037[1]	500	500
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 0.95% 2037[1]	1,000	1,000
State of California, San Diego Unified School Dist., Tax and Rev. Anticipation Notes, Series 2019-A, 5.00% 6/30/2020	1,685	1,728
State of California, City of Stockton, Public Fncg. Auth., Wastewater Bond Anticipation Notes, Series 2019, 1.40% 2022	1,000	999

Total short-term securities (cost: $4,227,000)		4,227
Total investment securities 97.53% (cost: $157,786,000)		159,787
Other assets less liabilities 2.47%		4,044

Net assets 100.00%		$163,831

Futures contracts

		Number of		Notional amount	[2]	Value at 10/31/2019	[3]	Unrealized (depreciation) appreciation at 10/31/2019
Contracts	Type	contracts	Expiration	(000)		(000)		(000)
2 Year U.S. Treasury Note Futures	Long	37	January 2020	$7,400		$7,977		$(4)
5 Year U.S. Treasury Note Futures	Long	10	January 2020	1,000		1,192		2
								$(2)

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

Private Client Services Funds	63

Capital Group California Short-Term Municipal Fund

Key to abbreviations and symbol

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
USD/$ = U.S. dollars

64	Private Client Services Funds

Capital Group Core Bond Fund

Investment portfolio October 31, 2019

Bonds, notes & other debt instruments 97.19%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 53.59%
U.S. Treasury 43.63%
U.S. Treasury 1.625% 2020	$2,500	$2,501
U.S. Treasury 1.125% 2021	3,010	2,988
U.S. Treasury 1.25% 2021	1,500	1,493
U.S. Treasury 1.375% 2021	3,420	3,409
U.S. Treasury 1.375% 2021	2,000	1,994
U.S. Treasury 1.50% 2021	5,392	5,387
U.S. Treasury 1.50% 2021	745	744
U.S. Treasury 1.75% 2021	11,570	11,608
U.S. Treasury 1.75% 2021	2,000	2,009
U.S. Treasury 1.875% 2021	500	504
U.S. Treasury 2.125% 2021	1,000	1,013
U.S. Treasury 3.125% 2021	2,000	2,047
U.S. Treasury 1.50% 2022	14,920	14,922
U.S. Treasury 1.50% 2022	1,750	1,750
U.S. Treasury 1.75% 2022	2,000	2,011
U.S. Treasury 1.875% 2022	4,000	4,034
U.S. Treasury 1.875% 2022	3,745	3,780
U.S. Treasury 2.125% 2022	3,000	3,049
U.S. Treasury 1.25% 2023	1,000	991
U.S. Treasury 1.375% 2023	1,275	1,269
U.S. Treasury 1.375% 2023	1,000	995
U.S. Treasury 1.625% 2023	4,000	4,016
U.S. Treasury 1.75% 2023	1,000	1,008
U.S. Treasury 2.00% 2023	2,000	2,031
U.S. Treasury 2.125% 2023	3,415	3,496
U.S. Treasury 2.25% 2023	500	514
U.S. Treasury 2.50% 2023	1,050	1,088
U.S. Treasury 2.75% 2023	5,542	5,775
U.S. Treasury 2.75% 2023	2,250	2,357
U.S. Treasury 1.75% 2024	4,000	4,041
U.S. Treasury 2.00% 2024	3,288	3,357
U.S. Treasury 2.00% 2024	2,480	2,530
U.S. Treasury 2.125% 2024	5,000	5,138
U.S. Treasury 2.125% 2024[1]	5,000	5,124
U.S. Treasury 2.25% 2024	26,713	27,551
U.S. Treasury 2.25% 2024	1,820	1,874
U.S. Treasury 2.75% 2024	5,000	5,254
U.S. Treasury 2.00% 2025	2,000	2,046
U.S. Treasury 2.625% 2025	6,600	7,000
U.S. Treasury 2.75% 2025[1]	10,000	10,611
U.S. Treasury 7.625% 2025	750	981
U.S. Treasury 1.625% 2026	3,000	3,006
U.S. Treasury 1.875% 2026[1]	16,265	16,548
U.S. Treasury 1.875% 2026	5,000	5,087
U.S. Treasury 2.25% 2027	8,420	8,793
U.S. Treasury 2.25% 2027	2,200	2,301
U.S. Treasury 1.625% 2029	8,042	8,001
		208,026

U.S. Treasury inflation-protected securities 9.96%
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	1,775	1,766
U.S. Treasury Inflation-Protected Security 0.125% 2021[2]	6,739	6,689
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	5,538	5,497
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	551	556
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	14,555	14,593
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	3,623	3,637
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	646	717
U.S. Treasury Inflation-Protected Security 0.75% 2028[1,2]	5,110	5,375
U.S. Treasury Inflation-Protected Security 0.875% 2029[1,2]	8,128	8,638
		47,468

Total U.S. Treasury bonds & notes		255,494

Private Client Services Funds	65

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes 22.55%
Financials 5.22%
ACE INA Holdings Inc. 2.30% 2020	$285	$286
ACE INA Holdings Inc. 2.875% 2022	150	154
ACE INA Holdings Inc. 3.35% 2026	45	48
ACE INA Holdings Inc. 4.35% 2045	50	61
Allstate Corp. 3.28% 2026	175	188
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[3]	1,864	1,948
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[3]	458	480
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[3]	1,640	1,693
BB&T Corp. 2.625% 2020	385	387
Citigroup Inc. 4.45% 2027	400	441
Credit Suisse Group AG 3.80% 2023	500	524
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[3]	1,385	1,433
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[3]	725	771
Goldman Sachs Group, Inc. 4.75% 2045	175	212
Intesa Sanpaolo SpA 5.71% 2026[4]	1,605	1,722
JPMorgan Chase & Co. 3.20% 2023	125	130
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[3]	1,125	1,177
JPMorgan Chase & Co. 2.301% 2025 (3-month USD-SOFR + 1.16% on 10/15/2024)[3]	1,165	1,163
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[3]	500	529
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[3]	679	755
JPMorgan Chase & Co. 2.739% 2030 (3-month USD-SOFR + 1.51% on 10/15/2029)[3]	1,870	1,868
Lloyds Banking Group PLC 4.375% 2028	200	221
Marsh & McLennan Companies, Inc. 3.50% 2020	385	392
Marsh & McLennan Companies, Inc. 3.875% 2024	495	529
Morgan Stanley 2.72% 2025 (1-month USD-SOFR + 1.152% on 7/22/2024)[3]	1,640	1,663
National Rural Utilities Cooperative Finance Corp. 2.90% 2021	870	882
New York Life Global Funding 1.70% 2021[4]	750	748
New York Life Global Funding 2.25% 2022[4]	305	307
Toronto-Dominion Bank 2.65% 2024	1,180	1,209
UniCredit SpA 3.75% 2022[4]	500	512
US Bancorp 3.05% 2020	900	907
US Bancorp 3.104% 2021 (3-month USD-LIBOR + 0.29% on 5/21/2020)[3]	1,000	1,006
US Bancorp 3.40% 2023	500	526
		24,872

Industrials 2.95%
3M Co. 3.25% 2024	1,297	1,364
Airbus Group SE 2.70% 2023[4]	85	87
Avolon Holdings Funding Ltd. 3.625% 2022[4]	587	600
Avolon Holdings Funding Ltd. 3.95% 2024[4]	743	772
Avolon Holdings Funding Ltd. 4.375% 2026[4]	925	980
Boeing Co. 2.70% 2022	1,615	1,641
Boeing Co. 2.80% 2024	660	677
Boeing Co. 3.10% 2026	855	894
General Electric Co. 2.70% 2022	300	302
Honeywell International Inc. 2.15% 2022	1,160	1,174
Honeywell International Inc. 2.30% 2024	878	895
Lockheed Martin Corp. 3.10% 2023	95	99
Lockheed Martin Corp. 3.55% 2026	95	103
Northrop Grumman Corp. 2.55% 2022	425	432
Republic Services, Inc. 5.00% 2020	350	354
Rockwell Collins, Inc. 2.80% 2022	375	382
Rockwell Collins, Inc. 3.20% 2024	275	287
Union Pacific Corp. 3.50% 2023	360	378
Union Pacific Corp. 3.15% 2024	1,002	1,049
Union Pacific Corp. 3.75% 2025	230	249
United Technologies Corp. 3.65% 2023	785	831
Vinci SA 3.75% 2029[4]	200	221
Waste Management, Inc. 4.60% 2021	300	309
		14,080

66	Private Client Services Funds

Capital Group Core Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Energy 2.51%
Boardwalk Pipeline Partners, LP 4.95% 2024	$460	$499
BP Capital Markets PLC 4.234% 2028	447	507
Cenovus Energy Inc. 4.25% 2027	170	179
Concho Resources Inc. 4.30% 2028	80	86
ConocoPhillips 4.95% 2026	95	110
Enbridge Energy Partners, LP 5.875% 2025	230	268
Energy Transfer Partners, LP 4.20% 2023	155	164
Energy Transfer Partners, LP 4.50% 2024	90	96
Equinor ASA 3.625% 2028	265	294
Exxon Mobil Corp. 2.019% 2024	1,145	1,154
Exxon Mobil Corp. 2.275% 2026	1,145	1,158
Exxon Mobil Corp. 2.44% 2029	368	372
Husky Energy Inc. 7.25% 2019	250	251
Kinder Morgan, Inc. 3.15% 2023	495	507
MPLX LP 3.375% 2023	75	77
MPLX LP 4.00% 2028	350	364
Occidental Petroleum Corp. 2.90% 2024	507	512
Occidental Petroleum Corp. 3.20% 2026	154	156
Petróleos Mexicanos 6.50% 2027	200	212
Petróleos Mexicanos 6.84% 2030[4]	1,447	1,548
Phillips 66 4.30% 2022	290	306
Phillips 66 Partners LP 3.55% 2026	105	110
Schlumberger BV 4.00% 2025[4]	165	177
Shell International Finance BV 1.75% 2021	435	435
Statoil ASA 3.25% 2024	85	90
TC PipeLines, LP 4.375% 2025	430	458
Total Capital International 2.875% 2022	230	236
Total Capital International 2.434% 2025	775	787
TransCanada PipeLines Ltd. 4.25% 2028	615	680
Woodside Finance Ltd. 4.60% 2021[4]	185	190
		11,983

Health care 2.51%
Abbott Laboratories 2.90% 2021	190	194
Abbott Laboratories 3.40% 2023	98	103
Abbott Laboratories 3.75% 2026	292	320
Aetna Inc. 2.80% 2023	55	56
AstraZeneca PLC 3.375% 2025	445	471
AstraZeneca PLC 4.00% 2029	296	332
Bayer US Finance II LLC 3.875% 2023[4]	400	419
Becton, Dickinson and Co. 3.734% 2024	61	65
Boston Scientific Corp. 3.45% 2024	675	709
Boston Scientific Corp. 3.75% 2026	530	572
Bristol-Myers Squibb Co. 2.90% 2024[4]	1,735	1,802
Bristol-Myers Squibb Co. 3.20% 2026[4]	1,008	1,072
Cigna Corp. 3.40% 2021	255	261
Cigna Corp. 3.75% 2023	275	289
Cigna Corp. 4.375% 2028	250	276
CVS Health Corp. 4.30% 2028	500	543
GlaxoSmithKline PLC 3.375% 2023	750	787
GlaxoSmithKline PLC 3.00% 2024	910	949
Pfizer Inc. 2.95% 2024	485	507
Shire PLC 2.875% 2023	120	123
Shire PLC 3.20% 2026	300	311
Teva Pharmaceutical Finance Co. BV 2.80% 2023	60	52
Teva Pharmaceutical Finance Co. BV 3.15% 2026	60	45
UnitedHealth Group Inc. 3.35% 2022	380	395
UnitedHealth Group Inc. 3.75% 2025	460	499
WellPoint, Inc. 4.35% 2020	300	306
Zimmer Holdings, Inc. 3.15% 2022	485	495
		11,953

Private Client Services Funds	67

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Utilities 2.48%
Ameren Corp. 2.50% 2024	$373	$376
Connecticut Light and Power Co. 3.20% 2027	1,025	1,090
Consumers Energy Co. 4.05% 2048	285	336
Duke Energy Corp. 2.65% 2026	660	668
Duke Energy Progress, LLC 3.375% 2023	786	825
Duke Energy Progress, LLC 3.70% 2028	200	221
Enel Finance International SA 4.25% 2023[4]	1,106	1,176
Enel Finance International SA 3.50% 2028[4]	378	390
Enel Finance International SA 4.875% 2029[4]	327	375
Eversource Energy 2.75% 2022	750	763
Exelon Corp. 3.40% 2026	65	68
Pacific Gas and Electric Co. 2.45% 2022[5]	300	280
Public Service Enterprise Group Inc. 1.90% 2021	270	270
Public Service Enterprise Group Inc. 2.25% 2026	520	520
Southern California Edison Co. 2.85% 2029	2,820	2,832
Tampa Electric Co. 2.60% 2022	350	355
Virginia Electric and Power Co. 3.10% 2025	1,040	1,085
Xcel Energy Inc. 3.30% 2025	190	199
		11,829

Information technology 1.74%
Apple Inc. 1.80% 2020	475	475
Apple Inc. 1.55% 2021	575	574
Apple Inc. 2.50% 2022	190	193
Broadcom Inc. 3.125% 2022[4]	930	948
Broadcom Inc. 3.625% 2024[4]	930	957
Broadcom Inc. 4.25% 2026[4]	930	972
Broadcom Ltd. 2.375% 2020	270	270
Broadcom Ltd. 3.00% 2022	730	740
Broadcom Ltd. 3.625% 2024	270	278
Broadcom Ltd. 3.875% 2027	185	187
Cisco Systems, Inc. 2.20% 2023	520	527
Fiserv, Inc. 2.75% 2024	950	972
Fiserv, Inc. 3.20% 2026	670	701
Fiserv, Inc. 3.50% 2029	475	502
		8,296

Consumer discretionary 1.69%
Amazon.com, Inc. 2.40% 2023	500	510
Amazon.com, Inc. 2.80% 2024	500	520
American Honda Finance Corp. 2.65% 2021	645	652
American Honda Finance Corp. 2.30% 2026	80	80
American Honda Finance Corp. 3.50% 2028	325	350
DaimlerChrysler North America Holding Corp. 3.30% 2025[4]	250	259
Ford Motor Credit Co. 3.157% 2020	550	553
Ford Motor Credit Co. 3.219% 2022	205	205
General Motors Co. 4.00% 2025	145	150
General Motors Co. 4.35% 2025	200	210
General Motors Financial Co. 3.70% 2020	320	324
General Motors Financial Co. 3.55% 2022	570	585
General Motors Financial Co. 4.15% 2023	710	739
General Motors Financial Co. 4.00% 2026	175	179
Home Depot, Inc. 4.40% 2021	350	361
Home Depot, Inc. 3.25% 2022	350	363
McDonald’s Corp. 3.70% 2026	135	146
McDonald’s Corp. 3.50% 2027	185	199
NIKE, Inc. 2.375% 2026	615	631
Starbucks Corp. 3.80% 2025	782	849
Starbucks Corp. 4.00% 2028	185	207
		8,072

68	Private Client Services Funds

Capital Group Core Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Consumer staples 1.36%
Altria Group, Inc. 2.85% 2022	$250	$254
Altria Group, Inc. 2.95% 2023	200	203
Altria Group, Inc. 4.40% 2026	225	243
Anheuser-Busch InBev NV 4.15% 2025	391	428
Anheuser-Busch InBev NV 4.90% 2031	100	120
British American Tobacco PLC 3.462% 2029	1,630	1,603
Constellation Brands, Inc. 3.20% 2023	386	398
Costco Wholesale Corp. 2.30% 2022	285	289
Costco Wholesale Corp. 2.75% 2024	285	296
Keurig Dr Pepper Inc. 4.057% 2023	900	955
Molson Coors Brewing Co. 3.00% 2026	245	248
Philip Morris International Inc. 1.875% 2021	165	165
Reynolds American Inc. 4.00% 2022	70	73
Wal-Mart Stores, Inc. 3.125% 2021	449	459
Wal-Mart Stores, Inc. 3.40% 2023	335	354
Wal-Mart Stores, Inc. 3.70% 2028	339	377
		6,465

Materials 0.85%
Dow Chemical Co. 3.15% 2024[4]	920	951
Dow Chemical Co. 3.625% 2026[4]	250	262
DowDuPont Inc. 4.205% 2023	560	602
DowDuPont Inc. 4.493% 2025	515	570
Sherwin-Williams Co. 2.75% 2022	75	76
Sherwin-Williams Co. 3.125% 2024	70	73
Sherwin-Williams Co. 3.45% 2027	112	118
Sherwin-Williams Co. 2.95% 2029	1,375	1,390
		4,042

Real estate 0.83%
Alexandria Real Estate Equities, Inc. 3.95% 2028	60	65
American Campus Communities, Inc. 3.75% 2023	300	313
American Campus Communities, Inc. 4.125% 2024	415	446
Corporate Office Properties LP 5.25% 2024	235	254
ERP Operating LP 4.625% 2021	215	226
Essex Portfolio LP 3.50% 2025	490	515
Gaming and Leisure Properties, Inc. 3.35% 2024	242	246
Kimco Realty Corp. 3.40% 2022	35	36
Scentre Group 2.375% 2019[4]	100	100
Scentre Group 3.50% 2025[4]	250	260
Simon Property Group, LP 2.50% 2021	460	464
WEA Finance LLC 3.25% 2020[4]	355	359
Welltower Inc. 3.95% 2023	645	686
		3,970

Communication services 0.41%
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	165	182
Comcast Corp. 3.95% 2025	539	593
Deutsche Telekom International Finance BV 2.82% 2022[4]	405	411
Vodafone Group PLC 3.75% 2024	275	290
Vodafone Group PLC 4.125% 2025	220	239
Walt Disney Co. 3.70% 2025[4]	205	223
		1,938

Total corporate bonds & notes		107,500

Asset-backed obligations 9.67%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,6]	513	514
CarMaxAuto Owner Trust, Series 2019-2, Class A2A, 2.69% 2022[6]	585	589
CarMaxAuto Owner Trust, Series 2019-2, Class A3, 2.68% 2024[6]	750	761
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 2024[6]	805	825
CarMaxAuto Owner Trust, Series 2019-2, Class B, 3.01% 2024[6]	775	797
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[6]	1,150	1,185

Private Client Services Funds	69

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
CPS Auto Receivables Trust, Series 2019-B, Class A, 2.89% 2022[4,6]	$336	$337
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[4,6]	510	518
Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.49% 2023[6]	1,615	1,626
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[6]	330	333
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[4,6]	235	236
Drivetime Auto Owner Trust, Series 2019-2A, Class B, 2.99% 2023[4,6]	540	545
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[4,6]	125	125
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 2022[4,6]	1,407	1,413
Exeter Automobile Receivables Trust, Series 2017-1A, Class C, 3.95% 2022[4,6]	1,000	1,012
Exeter Automobile Receivables Trust, Series 2019-2, Class B, 3.06% 2023[4,6]	1,345	1,360
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[4,6]	1,070	1,091
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[4,6]	460	482
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,6]	2,365	2,477
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[4,6]	365	366
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[4,6]	381	391
GM Financial Automobile Leasing Trust, Series 2019-2, Class A3, 2.67% 2022[6]	2,310	2,330
GM Financial Automobile Leasing Trust, Series 2019-2, Class A4, 2.72% 2023[6]	487	493
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[6]	30	30
Santander Drive Auto Receivables Trust, Series 2019-3, Class A2A, 2.28% 2022[6]	1,452	1,454
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[6]	60	60
Santander Drive Auto Receivables Trust, Series 2019-3, Class B, 2.28% 2023[6]	1,363	1,367
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49% 2025[6]	934	938
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[6]	1,390	1,428
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 2025[6]	1,585	1,621
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[4,6]	214	215
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[4,6]	380	392
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[4,6]	1,250	1,281
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A2A, 2.59% 2022[6]	1,845	1,852
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3, 2.57% 2023[6]	1,223	1,240
Verizion Owner Trust, Series 2019-C, Class A1A, 1.94% 2024[6]	2,816	2,819
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[4,6]	232	232
Volkswagen Auto Lease Trust, Series 2019-A, Class A3, 1.99% 2022[6]	1,415	1,418
Volkswagen Auto Lease Trust, Series 2019-A, Class A2A, 2.00% 2022[6]	975	977
Westlake Automobile Receivables Trust, Series 2017-2A, Class C, 2.59% 2022[4,6]	2,000	2,003
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 3.06% 2023[4,6]	1,610	1,616
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[4,6]	435	438
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 2025[6]	1,385	1,419
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[6]	1,460	1,500
World OMNI Select Auto Trust, Series 2019-A, Class A2A, 2.48% 2023[6]	1,987	1,990
		46,096

Mortgage-backed obligations 8.73%
Federal agency mortgage-backed obligations 7.09%
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[4,6,7]	790	803
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[4,6,7]	706	713
Fannie Mae Pool #MA0548 3.50% 2020[6]	441	457
Fannie Mae Pool #932617 4.50% 2020[6]	3	3
Fannie Mae Pool #MA0771 3.50% 2021[6]	55	57
Fannie Mae Pool #AE9743 3.50% 2025[6]	68	70
Fannie Mae Pool #AW7396 3.50% 2027[6]	376	389
Fannie Mae Pool #889995 5.50% 2038[6]	264	297
Fannie Mae Pool #AI5236 5.00% 2041[6]	544	599
Fannie Mae Pool #AI8806 5.00% 2041[6]	108	119
Fannie Mae Pool #CA0487 3.50% 2047[6]	3,493	3,623
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[6]	6	6
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[6,7]	461	487
Freddie Mac 3.50% 2045[6]	1,814	1,932
Freddie Mac 3.50% 2049[6]	1,283	1,319
Freddie Mac, Series 3272, Class PA, 6.00% 2037[6]	17	19
Freddie Mac, Series K013, Class A2, Multi Family, 3.974% 2021[6]	544	555
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[6]	250	253

70	Private Client Services Funds

Capital Group Core Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[6]	$1,368	$1,390
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[6,7]	265	287
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[6]	435	446
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[6,7]	628	643
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[6]	417	428
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.00% 2057[6,7]	246	255
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[6]	500	527
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[6]	255	269
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[6]	2,106	2,206
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[6]	2,225	2,312
Government National Mortgage Assn. 4.50% 2040[6]	44	48
Government National Mortgage Assn. 4.50% 2049[6,8]	1,335	1,397
Government National Mortgage Assn. 4.50% 2049[6]	271	284
Government National Mortgage Assn. Pool #MA3939 4.50% 2046[6]	12	13
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[6]	5,913	6,154
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[6]	1,275	1,328
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[6]	202	211
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[6]	1,173	1,233
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[6]	702	736
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[6]	578	609
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[6]	444	469
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[6]	275	290
Government National Mortgage Assn. Pool #MA5932 4.50% 2049[6]	89	93
Government National Mortgage Assn. Pool #694836 5.644% 2059[6]	3	3
Government National Mortgage Assn. Pool #776095 5.009% 2064[6]	15	15
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[6]	79	82
Government National Mortgage Assn., Series 2012-H20, Class PT, 2.823% 2062[6,7]	374	376
		33,805

Collateralized mortgage-backed obligations (privately originated) 1.64%
Bellemeade Re Ltd., Series 2019-3A, Class M1A, 2.923% 2029[4,6,7]	500	501
Finance of America Structured Securities Trust, Series 2019-HB1, Class M1, 3.396% 2029[4,6,7]	698	710
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[4,6]	993	1,040
Finance of America Structured Securities Trust, Series 2019-HB1, Class A, 3.279% 2029[4,6,7]	404	407
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[4,6,7]	774	780
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[4,6,7]	1,000	1,009
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[4,6,7]	881	889
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 2.573% 2052[4,6,7,9]	1,000	1,000
Mello Warehouse Securitization Trust, Series 2019-2, Class B, (1-month USD-LIBOR + 0.95%) 2.773% 2052[4,6,7,9]	276	276
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[4,6,7]	649	646
Station Place Securitization Trust, Series 2019-WL1, Class A, (1-month USD-LIBOR + 0.65%) 2.891% 2052[4,6,7]	570	572
		7,830

Total mortgage-backed obligations		41,635

Federal agency bonds & notes 1.16%
Fannie Mae 2.375% 2023	2,442	2,506
Federal Home Loan Bank 1.875% 2020	3,015	3,018
		5,524

Municipals 0.87%
California 0.29%
City of Industry, Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, Assured Guaranty Municipal insured, 3.139% 2020	805	806
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	250	253
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-B, 2.193% 2047 (put 2020)	320	320
		1,379

Private Client Services Funds	71

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Florida 0.43%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	$2,060	$2,075

New Jersey 0.14%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	650	659

Washington 0.01%
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	25	26

Total municipals		4,139

Bonds & notes of governments & government agencies outside the U.S. 0.62%
European Investment Bank 2.25% 2022	751	762
Manitoba (Province of) 3.05% 2024	200	211
Ontario (Province of) 3.20% 2024	500	531
Saudi Arabia (Kingdom of) 4.00% 2025[4]	430	463
Saudi Arabia (Kingdom of) 4.50% 2030[4]	445	505
United Mexican States 4.15% 2027	460	494
		2,966

Total bonds, notes & other debt instruments (cost: $453,381,000)		463,354

Short-term securities 2.43%	Shares
Money market investments 2.43%
Capital Group Central Cash Fund 1.92%[10]	116,072	11,608

Total short-term securities (cost: $11,608,000)		11,608
Total investment securities 99.62% (cost: $464,989,000)		474,962
Other assets less liabilities 0.38%		1,793

Net assets 100.00%		$476,755

Futures contracts

				Notional		Value at		Unrealized (depreciation) appreciation
		Number of		amount	[11]	10/31/2019	[12]	at 10/31/2019
Contracts	Type	contracts	Expiration	(000)		(000)		(000)
2 Year U.S. Treasury Note Futures	Long	865	January 2020	$173,000		$186,495		$(410)
5 Year U.S. Treasury Note Futures	Long	539	January 2020	53,900		64,250		(318)
10 Year Ultra U.S. Treasury Note Futures	Short	195	December 2019	(19,500)		(27,711)		387
								$(341)

72	Private Client Services Funds

Capital Group Core Bond Fund

Swap contracts

Interest rate swaps

				Value at	Upfront payments/	Unrealized appreciation (depreciation)
		Expiration	Notional	10/31/2019	receipts	at 10/31/2019
Receive	Pay	date	(000)	(000)	(000)	(000)
1.61%	U.S. EFFR	7/12/2021	$ 118,900	$629	$85	$544
3-month USD-LIBOR	2.18075%	3/29/2024	7,500	(222)	(1)	(221)
3-month USD-LIBOR	2.194%	3/29/2024	7,600	(229)	(1)	(228)
3-month USD-LIBOR	2.21875%	3/29/2024	7,910	(248)	(2)	(246)
3-month USD-LIBOR	2.3295%	4/30/2024	26,300	(975)	(7)	(968)
U.S. EFFR	2.383%	2/11/2029	25,200	(2,346)	(21)	(2,325)
2.10%	U.S. EFFR	4/1/2029	25,180	1,729	24	1,705
U.S. EFFR	1.74875%	7/12/2029	19,175	(719)	(11)	(708)
					$66	$(2,447)

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,255,000, which represented .47% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Step bond; coupon rate may change at a later date.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $46,158,000, which represented 9.68% of the net assets of the fund.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically.
[8]	Purchased on a TBA basis.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,276,000, which represented .27% of the net assets of the fund.
[10]	Rate represents the seven-day yield at 10/31/2019.
[11]	Notional amount is calculated based on the number of contracts and notional contract size.
[12]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Auth. = Authority
Dev. = Development
Econ. = Economic
EFFR = Effective Federal Funds Rate
Facs. = Facilities
Fin. = Finance
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars

Private Client Services Funds	73

Capital Group Global Equity Fund

Investment portfolio October 31, 2019

Common stocks 90.00%	Shares	Value (000)
Information technology 18.09%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	338,620	$17,484
Visa Inc., Class A	84,870	15,180
Broadcom Inc.	45,023	13,185
ASML Holding NV	48,635	12,747
Microsoft Corp.	71,900	10,308
Intel Corp.	149,600	8,457
Apple Inc.	32,394	8,058
Keyence Corp.	10,730	6,838
GoDaddy Inc., Class A1	101,400	6,594
SAP SE	45,840	6,074
Global Payments Inc.	26,670	4,512
Hamamatsu Photonics KK	106,600	4,175
Jack Henry & Associates, Inc.	25,916	3,669
VTech Holdings Ltd.	250,200	2,197
ServiceNow, Inc.[1]	6,500	1,607
KLA Corp.	8,900	1,504
OBIC Co., Ltd.	11,200	1,416
Murata Manufacturing Co., Ltd.	22,800	1,238
NetApp, Inc.	18,300	1,023
Adobe Inc.[1]	2,430	675
		126,941

Industrials 12.40%
Safran SA	103,393	16,357
Airbus SE, non-registered shares	96,792	13,863
Northrop Grumman Corp.	22,000	7,755
SMC Corp.	15,800	6,904
Deere & Co.	33,025	5,751
CSX Corp.	77,400	5,439
Westinghouse Air Brake Technologies Corp.	66,200	4,592
TransDigm Group Inc.	8,030	4,226
Boeing Co.	10,590	3,600
Old Dominion Freight Line, Inc.	16,400	2,986
Equifax Inc.	19,300	2,639
Waste Connections, Inc.	28,555	2,639
Ryanair Holdings PLC (ADR)[1]	28,900	2,157
Jardine Matheson Holdings Ltd.	37,500	2,142
Hexcel Corp.	21,280	1,588
DSV Panalpina A/S	14,863	1,442
DKSH Holding AG	24,370	1,157
Rheinmetall AG	8,638	1,039
Union Pacific Corp.	4,300	711
		86,987

Financials 12.21%
AIA Group Ltd.	1,360,000	13,616
JPMorgan Chase & Co.	72,940	9,112
CME Group Inc., Class A	41,000	8,436
Intercontinental Exchange, Inc.	79,635	7,511
Moody’s Corp.	29,600	6,532
Aon PLC, Class A	27,600	5,331
HDFC Bank Ltd. (ADR)	79,660	4,866
DNB ASA	245,684	4,464
Bank of New York Mellon Corp.	89,430	4,181
Marsh & McLennan Companies, Inc.	32,885	3,408
Wells Fargo & Co.	59,075	3,050
London Stock Exchange Group PLC	32,300	2,909
RenaissanceRe Holdings Ltd.	13,900	2,602
Chubb Ltd.	16,270	2,480
Everest Re Group, Ltd.	5,200	1,337
Swedbank AB, Class A	88,753	1,241

74	Private Client Services Funds

Capital Group Global Equity Fund

Common stocks	Shares	Value (000)
KBC Groep NV	16,015	$1,123
Svenska Handelsbanken AB, Class A	99,626	997
State Street Corp.	13,953	922
First Republic Bank	8,200	872
Lloyds Banking Group PLC	893,700	658
		85,648

Health care 11.06%
AstraZeneca PLC	146,685	14,252
Novo Nordisk A/S, Class B	200,730	10,963
Seattle Genetics, Inc.[1]	80,280	8,622
UnitedHealth Group Inc.	28,990	7,326
Abbott Laboratories	80,800	6,756
Koninklijke Philips NV (EUR denominated)	147,976	6,481
Danaher Corp.	35,200	4,851
Gilead Sciences, Inc.	57,971	3,693
Genmab A/S1	15,005	3,270
Eli Lilly and Co.	20,375	2,322
BeiGene, Ltd. (ADR)[1]	12,600	1,743
Neurocrine Biosciences, Inc.[1]	15,100	1,502
Shionogi & Co., Ltd.	23,900	1,443
Merck & Co., Inc.	13,800	1,196
Bluebird Bio, Inc.[1]	9,900	802
Cigna Corp.	4,236	756
Straumann Holding AG	761	679
Galapagos NV1	3,215	591
Agios Pharmaceuticals, Inc.[1]	12,200	367
		77,615

Consumer staples 10.49%
Carlsberg A/S, Class B	76,211	10,722
Nestlé SA	89,023	9,504
Pernod Ricard SA	44,586	8,230
Reckitt Benckiser Group PLC	99,900	7,718
L’Oréal SA, non-registered shares	23,043	6,728
Costco Wholesale Corp.	22,350	6,640
Danone SA	73,911	6,130
Diageo PLC	127,185	5,213
Philip Morris International Inc.	52,590	4,283
Mondelez International, Inc.	41,800	2,192
Coca-Cola Co.	35,290	1,921
British American Tobacco PLC	48,200	1,687
Imperial Brands PLC	60,700	1,331
Uni-Charm Corp.	37,500	1,281
		73,580

Consumer discretionary 7.98%
Hilton Worldwide Holdings Inc.	109,700	10,637
Las Vegas Sands Corp.	158,180	9,782
EssilorLuxottica	54,770	8,356
Amazon.com, Inc.[1]	4,445	7,897
Naspers Ltd., Class N (ADR)	132,105	3,732
LVMH Moët Hennessy-Louis Vuitton SE	8,577	3,659
YUM! Brands, Inc.	34,600	3,519
Kering SA	3,714	2,113
Prosus NV (ADR)[1]	132,105	1,828
NIKE, Inc., Class B	19,000	1,702
Hermès International	2,203	1,585
Nitori Holdings Co., Ltd.	7,700	1,177
		55,987

Private Client Services Funds	75

Capital Group Global Equity Fund

Common stocks (continued)	Shares	Value (000)
Communication services 6.19%
Activision Blizzard, Inc.	132,420	$7,420
Alphabet Inc., Class A1	3,295	4,148
Alphabet Inc., Class C1	1,839	2,317
Charter Communications, Inc., Class A1	8,527	3,989
Comcast Corp., Class A	71,400	3,200
Vodafone Group PLC	1,569,100	3,199
Facebook, Inc., Class A1	15,100	2,894
Electronic Arts Inc.[1]	26,000	2,506
Tencent Holdings Ltd.	58,600	2,399
SoftBank Group Corp.	57,480	2,230
BT Group PLC	531,000	1,408
China Tower Corp. Ltd., Class H	5,978,000	1,320
CBS Corp., Class B	32,300	1,164
Koninklijke KPN NV	366,864	1,138
Nippon Telegraph and Telephone Corp.	22,400	1,115
América Móvil, SAB de CV, Series L (ADR)	69,300	1,096
Adevinta ASA[1]	88,236	1,008
JCDecaux SA	32,167	879
		43,430

Energy 3.90%
Royal Dutch Shell PLC, Class B (ADR)	139,395	8,125
Enbridge Inc. (CAD denominated)	164,500	5,991
Chevron Corp.	38,484	4,470
Schlumberger Ltd.	111,200	3,635
EOG Resources, Inc.	50,945	3,531
Exxon Mobil Corp.	23,500	1,588
		27,340

Materials 3.33%
Asahi Kasei Corp.	645,700	7,244
Shin-Etsu Chemical Co., Ltd.	57,800	6,508
Nutrien Ltd. (CAD denominated)	76,600	3,665
Air Liquide SA, non-registered shares	13,143	1,746
Givaudan SA	555	1,630
Linde PLC	7,145	1,417
Rio Tinto PLC	22,242	1,156
		23,366

Real estate 2.55%
American Tower Corp. REIT	30,200	6,586
Crown Castle International Corp. REIT	46,675	6,478
Equinix, Inc. REIT	5,650	3,202
Link Real Estate Investment Trust REIT	148,500	1,620
		17,886

Utilities 1.80%
Enel SpA	722,321	5,591
Iberdrola, SA, non-registered shares	242,224	2,488
Sempra Energy	14,015	2,025
AES Corp.	108,300	1,846
Exelon Corp.	14,600	664
		12,614

Total common stocks (cost: $416,719,000)		631,394

76	Private Client Services Funds

Capital Group Global Equity Fund

Preferred securities 0.51%	Shares	Value (000)
Consumer discretionary 0.37%
Hyundai Motor Co., Series 2, preferred shares (GDR)[2,3]	75,400	$2,570

Health care 0.14%
Sartorius AG, nonvoting preferred, non-registered shares	5,148	1,000

Total preferred securities (cost: $3,525,000)		3,570

Short-term securities 11.26%
Money market investments 5.55%
Capital Group Central Cash Fund 1.92%[4]	389,371	38,941

	Principal amount (000)
Other short-term securities 5.71%
KfW 1.73% due 2/6/2020[3]	$15,000	14,929
Oversea-Chinese Banking Corp. Ltd. 1.85% due 1/24/2020[3]	5,200	5,176
Sumitomo Mitsui Banking Corp. 1.79% due 11/20/2019[3]	10,000	9,990
Toronto-Dominion Bank 1.81% due 12/4/2019[3]	10,000	9,983
		40,078

Total short-term securities (cost: $79,016,000)		79,019
Total investment securities 101.77% (cost: $499,260,000)		713,983
Other assets less liabilities (1.77)%		(12,440)

Net assets 100.00%		$701,543

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $2,570,000, which represented .37% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $42,648,000, which represented 6.08% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 10/31/2019.

Key to abbreviations

ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GDR = Global Depositary Receipts

Private Client Services Funds	77

Capital Group International Equity Fund

Investment portfolio October 31, 2019

Common stocks 95.52%	Shares	Value (000)
Consumer staples 16.77%
Pernod Ricard SA	128,989	$23,809
Carlsberg A/S, Class B	161,331	22,696
Nestlé SA	196,845	21,015
Diageo PLC	388,245	15,915
L’Oréal SA, non-registered shares	51,520	15,043
Danone SA	175,863	14,585
Reckitt Benckiser Group PLC	151,600	11,712
Uni-Charm Corp.	339,200	11,587
KOSÉ Corp.	38,300	6,845
Imperial Brands PLC	223,078	4,890
Anheuser-Busch InBev SA/NV	48,523	3,899
British American Tobacco PLC	57,700	2,020
		154,016

Industrials 14.94%
Airbus SE, non-registered shares	195,381	27,984
Safran SA	174,112	27,545
SMC Corp.	46,500	20,320
Rheinmetall AG	122,779	14,768
RELX PLC	470,400	11,321
Jardine Matheson Holdings Ltd.	168,200	9,608
Nidec Corp.	56,600	8,431
DSV Panalpina A/S	69,228	6,717
ASSA ABLOY AB, Class B	132,401	3,140
Canadian National Railway Co.	32,900	2,940
Recruit Holdings Co., Ltd.	76,200	2,548
Daikin Industries, Ltd.	11,200	1,580
DKSH Holding AG	7,179	341
		137,243

Health care 13.81%
Novo Nordisk A/S, Class B	470,748	25,710
AstraZeneca PLC	255,850	24,859
Genmab A/S1	64,176	13,987
Galapagos NV1	63,112	11,600
Koninklijke Philips NV (EUR denominated)	233,975	10,248
Straumann Holding AG	8,949	7,981
Shionogi & Co., Ltd.	115,500	6,971
HOYA Corp.	67,100	5,967
Novartis AG	45,744	3,992
Sonova Holding AG	15,886	3,639
Hutchison China MediTech Ltd. (ADR)[1]	180,700	3,415
BeiGene, Ltd. (ADR)[1]	24,600	3,403
Asahi Intecc Co., Ltd.	102,600	2,841
Daiichi Sankyo Co., Ltd.	33,500	2,215
		126,828

Information technology 12.42%
Keyence Corp.	37,060	23,618
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	426,500	22,020
SAP SE	160,266	21,235
ASML Holding NV	69,374	18,183
Hamamatsu Photonics KK	417,800	16,365
Murata Manufacturing Co., Ltd.	116,600	6,330
OBIC Co., Ltd.	49,600	6,270
		114,021

78	Private Client Services Funds

Capital Group International Equity Fund

Common stocks	Shares	Value (000)
Financials 11.26%
AIA Group Ltd.	2,777,700	$27,809
London Stock Exchange Group PLC	249,700	22,493
HDFC Bank Ltd. (ADR)	197,200	12,047
Hong Kong Exchanges and Clearing Ltd.	268,100	8,383
Deutsche Boerse AG	46,035	7,134
Lloyds Banking Group PLC	6,240,100	4,591
Aon PLC, Class A	22,900	4,423
DNB ASA	179,745	3,266
DBS Group Holdings Ltd.	161,700	3,090
Euronext NV	36,075	2,907
Sampo Oyj, Class A	63,299	2,594
BNP Paribas SA	49,618	2,591
Partners Group Holding AG	2,627	2,048
		103,376

Consumer discretionary 8.98%
EssilorLuxottica	132,973	20,288
Kering SA	25,585	14,559
LVMH Moët Hennessy-Louis Vuitton SE	31,129	13,280
InterContinental Hotels Group PLC	103,000	6,217
MercadoLibre, Inc.[1]	8,000	4,172
Hermès International	5,643	4,059
Nitori Holdings Co., Ltd.	23,500	3,593
Ryohin Keikaku Co., Ltd.	141,000	3,166
Suzuki Motor Corp.	64,700	3,078
DENSO Corp.	58,800	2,756
Samsonite International SA	1,114,500	2,296
Naspers Ltd., Class N (ADR)	73,050	2,064
Wynn Macau, Ltd.	887,800	1,935
Prosus NV (ADR)[1]	73,050	1,011
		82,474

Communication services 6.05%
SoftBank Group Corp.	270,400	10,491
Koninklijke KPN NV	2,595,754	8,048
Vodafone Group PLC	3,347,770	6,826
Nippon Telegraph and Telephone Corp.	131,500	6,546
China Tower Corp. Ltd., Class H	29,636,000	6,543
BT Group PLC	1,622,900	4,303
JCDecaux SA	148,605	4,061
Tencent Holdings Ltd.	92,100	3,770
Adevinta ASA[1]	282,088	3,221
Nordic Entertainment Group AB, Class B	60,527	1,718
		55,527

Materials 4.79%
Asahi Kasei Corp.	894,500	10,035
Shin-Etsu Chemical Co., Ltd.	82,700	9,312
Kansai Paint Co., Ltd.	330,020	8,022
Givaudan SA	2,550	7,489
Air Liquide SA, non-registered shares	37,048	4,921
Amcor PLC (CDI)	229,654	2,205
Rio Tinto PLC	38,990	2,028
		44,012

Private Client Services Funds	79

Capital Group International Equity Fund

Common stocks (continued)	Shares	Value (000)
Utilities 3.14%
Enel SpA	2,372,268	$18,362
Iberdrola, SA, non-registered shares	1,022,858	10,504
		28,866

Energy 2.33%
Royal Dutch Shell PLC, Class B	380,490	10,932
Enbridge Inc. (CAD denominated)	170,000	6,192
TOTAL SA	80,646	4,239
		21,363

Real estate 1.03%
Link Real Estate Investment Trust REIT	733,200	7,996
TAG Immobilien AG	60,277	1,464
		9,460

Total common stocks (cost: $569,144,000)		877,186

Preferred securities 0.90%
Health care 0.74%
Grifols, SA, Class B, nonvoting preferred, non-registered shares	163,817	3,559
Sartorius AG, nonvoting preferred, non-registered shares	16,786	3,261
		6,820

Information technology 0.16%
Samsung Electronics Co., Ltd., preferred (GDR)	1,711	1,480

Total preferred securities (cost: $6,327,000)		8,300

Short-term securities 4.93%
Money market investments 4.93%
Capital Group Central Cash Fund 1.92%[2]	452,894	45,294

Total short-term securities (cost: $45,289,000)		45,294
Total investment securities 101.35% (cost: $620,760,000)		930,780
Other assets less liabilities (1.35)%		(12,407)

Net assets 100.00%		$918,373

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 10/31/2019.

Key to abbreviations

ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GDR = Global Depositary Receipts

80	Private Client Services Funds

Capital Group U.S. Equity Fund

Investment portfolio October 31, 2019

Common stocks 94.33%	Shares	Value (000)
Information technology 18.57%
Microsoft Corp.	62,995	$9,032
Visa Inc., Class A	48,730	8,716
Jack Henry & Associates, Inc.	38,840	5,498
Apple Inc.	16,165	4,021
Global Payments Inc.	20,605	3,486
Broadcom Inc.	9,881	2,894
Intel Corp.	42,400	2,397
ASML Holding NV (New York registered)	8,840	2,316
Analog Devices, Inc.	13,156	1,403
Texas Instruments Inc.	11,360	1,340
GoDaddy Inc., Class A1	19,600	1,275
Adobe Inc.[1]	3,570	992
ServiceNow, Inc.[1]	3,500	865
Accenture PLC, Class A	3,430	636
Trimble Inc.[1]	12,805	510
		45,381

Financials 13.95%
Marsh & McLennan Companies, Inc.	59,290	6,144
Chubb Ltd.	30,680	4,676
JPMorgan Chase & Co.	31,130	3,889
CME Group Inc., Class A	18,275	3,760
Bank of New York Mellon Corp.	62,090	2,903
Aon PLC, Class A	14,800	2,859
Moody’s Corp.	12,575	2,775
Intercontinental Exchange, Inc.	29,350	2,768
Huntington Bancshares Inc.	133,130	1,881
State Street Corp.	12,387	818
Wells Fargo & Co.	15,005	775
Nasdaq, Inc.	5,550	554
MSCI Inc.	1,200	281
		34,083

Health care 13.23%
UnitedHealth Group Inc.	24,385	6,162
Seattle Genetics, Inc.[1]	36,310	3,900
Merck & Co., Inc.	27,585	2,391
Eli Lilly and Co.	20,800	2,370
Danaher Corp.	16,973	2,339
Humana Inc.	7,415	2,181
Abbott Laboratories	25,830	2,160
Gilead Sciences, Inc.	26,924	1,715
Edwards Lifesciences Corp.[1]	6,900	1,645
AstraZeneca PLC (ADR)	33,050	1,620
Neurocrine Biosciences, Inc.[1]	13,850	1,378
Anthem, Inc.	4,775	1,285
Novo Nordisk A/S, Class B (ADR)	17,100	944
Cigna Corp.	4,565	815
Koninklijke Philips NV	11,800	518
Bluebird Bio, Inc.[1]	5,000	405
Sage Therapeutics, Inc.[1]	2,200	298
Ultragenyx Pharmaceutical Inc.[1]	5,100	205
		32,331

Industrials 10.93%
Waste Connections, Inc.	69,800	6,450
Northrop Grumman Corp.	14,940	5,266
CSX Corp.	36,450	2,561
Boeing Co.	7,495	2,548
TransDigm Group Inc.	4,385	2,308

Private Client Services Funds	81

Capital Group U.S. Equity Fund

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Airbus Group SE (ADR)	50,200	$1,802
Waste Management, Inc.	10,620	1,192
Westinghouse Air Brake Technologies Corp.	17,025	1,181
Deere & Co.	5,734	998
Norfolk Southern Corp.	3,435	625
Union Pacific Corp.	3,700	612
Equifax Inc.	4,450	608
Hexcel Corp.	7,500	560
		26,711

Consumer staples 10.61%
Costco Wholesale Corp.	13,250	3,937
Philip Morris International Inc.	41,655	3,392
Procter & Gamble Co.	24,921	3,103
Nestlé SA (ADR)	28,005	3,001
Carlsberg A/S, Class B (ADR)	89,725	2,527
Coca-Cola Co.	40,020	2,178
Diageo PLC (ADR)	11,250	1,844
Mondelez International, Inc.	29,500	1,547
The Estée Lauder Companies Inc., Class A	5,980	1,114
Danone (ADR)	44,389	732
Reckitt Benckiser Group PLC (ADR)	46,260	729
Hormel Foods Corp.	17,200	703
British American Tobacco PLC (ADR)	16,700	584
Church & Dwight Co., Inc.	7,500	525
		25,916

Communication services 8.37%
Charter Communications, Inc., Class A1	10,036	4,695
Comcast Corp., Class A	79,740	3,574
Alphabet Inc., Class C1	2,177	2,743
Alphabet Inc., Class A1	360	453
Activision Blizzard, Inc.	49,740	2,787
Facebook, Inc., Class A1	13,200	2,530
Cable One, Inc.	1,615	2,141
Verizon Communications Inc.	15,235	921
Electronic Arts Inc.[1]	6,200	598
		20,442

Consumer discretionary 5.72%
Amazon.com, Inc.[1]	2,313	4,109
NIKE, Inc., Class B	31,705	2,839
Chipotle Mexican Grill, Inc.[1]	3,400	2,646
Hilton Worldwide Holdings Inc.	24,400	2,366
EssilorLuxottica (ADR)	14,080	1,078
YUM! Brands, Inc.	6,580	669
YETI Holdings, Inc.[1]	8,100	270
		13,977

Energy 5.05%
EOG Resources, Inc.	44,265	3,068
Enbridge Inc.	81,400	2,964
Chevron Corp.	20,440	2,374
ConocoPhillips	22,985	1,269
Schlumberger Ltd.	33,700	1,101
Royal Dutch Shell PLC, Class B (ADR)	18,100	1,055
Exxon Mobil Corp.	7,300	493
		12,324

82	Private Client Services Funds

Capital Group U.S. Equity Fund

Common stocks	Shares	Value (000)
Real estate 4.95%
Crown Castle International Corp. REIT	32,900	$4,566
Equinix, Inc. REIT	7,350	4,166
American Tower Corp. REIT	15,400	3,359
		12,091

Utilities 1.83%
Sempra Energy	22,605	3,267
NextEra Energy, Inc.	2,600	620
Exelon Corp.	13,000	591
		4,478

Materials 1.12%
Linde PLC	9,806	1,945
Sherwin-Williams Co.	1,370	784
		2,729

Total common stocks (cost: $135,601,000)		230,463

Short-term securities 5.87%
Money market investments 5.87%
Capital Group Central Cash Fund 1.92%[2]	143,549	14,356

Total short-term securities (cost: $14,354,000)		14,356
Total investment securities 100.20% (cost: $149,955,000)		244,819
Other assets less liabilities (0.20)%		(494)

Net assets 100.00%		$244,325

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 10/31/2019.

Key to abbreviation

ADR = American Depositary Receipts

Private Client Services Funds	83

Financial statements

Statements of assets and liabilities
at October 31, 2019

			Capital Group
	Capital Group	Capital Group	California
	Core Municipal	Short-Term	Core Municipal
	Fund	Municipal Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$582,985	$125,954	$551,716
Cash	460	197	492
Cash pledged for futures contracts	312	70	105
Cash denominated in currencies other than U.S. dollars	—	—	—
Receivables for:
Sales of investments	5,049	1,188	—
Sales of fund’s shares	378	6	412
Dividends and interest	6,622	1,325	5,403
Services provided by related parties	—	16	—
Variation margin on futures contracts	177	39	50
Variation margin on swap contracts	—	—	—
Total assets	595,983	128,795	558,178
Liabilities:
Payables for:
Purchases of investments	11,876	1,684	1,249
Repurchases of fund’s shares	233	537	241
Investment advisory services	123	27	119
Services provided by related parties	—	—	—
Variation margin on futures contracts	—	—	—
Variation margin on swap contracts	—	—	—
Other	1	—	—	*
Total liabilities	12,233	2,248	1,609
Net assets at October 31, 2019	$583,750	$126,547	$556,569

Net assets consist of:
Capital paid in on shares of beneficial interest	$570,362	$125,801	$540,958
Total distributable earnings	13,388	746	15,611
Net assets at October 31, 2019	$583,750	$126,547	$556,569
Investment securities in unaffiliated issuers, at cost	$570,481	$124,655	$536,886
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—
Shares outstanding	55,355	12,472	51,881
Net asset value per share	$10.55	$10.15	$10.73

*	Amount less than one thousand.

See notes to financial statements.

84	Private Client Services Funds

(dollars and shares in thousands, except per-share amounts)

Capital Group
California				Capital Group
Short-Term	Capital Group		Capital Group	International		Capital Group
Municipal Fund	Core Bond Fund		Global Equity Fund	Equity Fund		U.S. Equity Fund

$159,787	$474,962		$713,983	$930,780		$244,819
502	24		2	—	*	1
64	—		—	—		—
—	—		51	707		—

1,320	1,382		3,045	320		293
1,600	16		914	—		—
1,791	2,030		880	2,519		192
14	—		—	12		21
32	610		—	—		—
—	443		—	—		—
165,110	479,467		718,875	934,338		245,326

1,113	1,438		16,933	71		889
131	149		38	15,255		13
35	101		302	467		86
—	—		17	23		—
—	241		—	—		—
—	783		—	—		—
—	—	*	42	149		13
1,279	2,712		17,332	15,965		1,001
$163,831	$476,755		$701,543	$918,373		$244,325

$161,869	$467,759		$469,614	$558,897		$141,474
1,962	8,996		231,929	359,476		102,851
$163,831	$476,755		$701,543	$918,373		$244,325
$157,786	$464,989		$499,260	$620,760		$149,955

—	—		50	703		—
15,941	46,245		42,597	62,858		9,943
$10.28	$10.31		$16.47	$14.61		$24.57

Private Client Services Funds	85

Statements of operations
for the year ended October 31, 2019

					Capital Group
	Capital Group		Capital Group		California
	Core Municipal		Short-Term		Core Municipal
	Fund		Municipal Fund		Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$—		$—		$—
Interest	12,743		2,962		10,987
	12,743		2,962		10,987
Fees and expenses*:
Investment advisory services	1,331		334		1,267
Transfer agent services	—	†	—	†	— †
Administrative services	—		—		—
Reports to shareholders	10		8		10
Registration statement and prospectus	38		27		15
Trustees’ compensation	36		36		36
Auditing and legal	55		52		55
Custodian	11		8		10
Other	6		3		6
Total fees and expenses before reimbursements	1,487		468		1,399
Less reimbursements of fees and expenses:
Miscellaneous fee reimbursements	—		67		—

Total reimbursements of fees and expenses	—		67		—

Total fees and expenses after reimbursements	1,487		401		1,399

Net investment income	11,256		2,561		9,588

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,217		95		1,147
Futures contracts	394		178		(363)
Swap contracts	—		—		—
Currency transactions	—		—		—
	1,611		273		784
Net unrealized appreciation (depreciation)
Investments in unaffiliated issuers	17,452		2,620		17,407
Futures contracts	46		18		(14)
Swap contracts	—		—		—
Currency translations	—		—		—
	17,498		2,638		17,393
Net realized gain and unrealized appreciation	19,109		2,911		18,177

Net increase in net assets resulting from operations	$30,365		$5,472		$27,765

*	Additional information related to non-U.S. taxes and fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

86	Private Client Services Funds

(dollars in thousands)

Capital Group
California				Capital Group
Short-Term	Capital Group	Capital Group		International	Capital Group
Municipal Fund	Core Bond Fund	Global Equity Fund		Equity Fund	U.S. Equity Fund

$—	$299	$12,714		$19,859	$4,375
2,698	11,474	400		930	79
2,698	11,773	13,114		20,789	4,454

384	1,167	3,608		6,195	986
— †	1	—	†	10	—
—	—	222		337	—
8	9	10		21	—
6	35	24		43	—
37	36	36		37	36
52	55	52		54	12
7	16	34		88	—
3	6	7		11	2
497	1,325	3,993		6,796	1,036

36	—	—		424	51
36	—	—		424	51
461	1,325	3,993		6,372	985
2,237	10,448	9,121		14,417	3,469

182	4,311	9,812		56,072	8,244
(75)	904	—		—	—
—	(1,283)	—		—	—
—	—	34		(329)	(1)
107	3,932	9,846		55,743	8,243

2,947	21,341	84,103		99,604	26,011
(5)	(341)	—		—	—
—	(2,356)	—		—	—
—	—	6		49	—
2,942	18,644	84,109		99,653	26,011
3,049	22,576	93,955		155,396	34,254
$5,286	$33,024	$103,076		$169,813	$37,723

Private Client Services Funds	87

Statements of changes in net assets

					Capital Group
	Capital Group		Capital Group		California
	Core Municipal		Short-Term		Core Municipal
	Fund		Municipal Fund		Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2019	2018	2019	2018	2019	2018
Operations:
Net investment income	$11,256	$9,593	$2,561	$2,382	$9,588	$7,521
Net realized gain (loss)	1,611	(831)	273	(609)	784	487
Net unrealized appreciation (depreciation)	17,498	(9,833)	2,638	(1,710)	17,393	(9,287)
Net increase (decrease) in net assets resulting from operations	30,365	(1,071)	5,472	63	27,765	(1,279)

Distributions paid to shareholders	(11,191)	(10,407)	(2,575)	(2,344)	(9,947)	(7,873)

Net capital share transactions	90,653	43,071	(14,037)	(9,849)	86,886	73,017

Total increase (decrease) in net assets	109,827	31,593	(11,140)	(12,130)	104,704	63,865

Net assets:
Beginning of year	473,923	442,330	137,687	149,817	451,865	388,000
End of year	$583,750	$473,923	$126,547	$137,687	$556,569	$451,865

See notes to financial statements.

88	Private Client Services Funds

(dollars in thousands)

Capital Group
California						Capital Group
Short-Term		Capital Group		Capital Group		International		Capital Group
Municipal Fund		Core Bond Fund		Global Equity Fund		Equity Fund		U.S. Equity Fund
Year ended October 31,		Year ended October 31,		Year ended October 31,		Year ended October 31,		Year ended October 31,
2019	2018	2019	2018	2019	2018	2019	2018	2019	2018

$2,237	$1,525	$10,448	$9,211	$9,121	$8,193	$14,417	$27,682	$3,469	$3,406
107	(212)	3,932	(1,543)	9,846	27,507	55,743	67,156	8,243	15,414
2,942	(1,499)	18,644	(12,367)	84,109	(34,432)	99,653	(189,474)	26,011	(6,334)

5,286	(186)	33,024	(4,699)	103,076	1,268	169,813	(94,636)	37,723	12,486

(2,211)	(1,566)	(10,336)	(9,145)	(33,488)	(27,810)	(30,004)	(22,396)	(17,919)	(13,578)

31,985	10,697	7,886	43,554	65,035	22,223	(383,614)	(305,033)	1,163	(11,270)

35,060	8,945	30,574	29,710	134,623	(4,319)	(243,805)	(422,065)	20,967	(12,362)

128,771	119,826	446,181	416,471	566,920	571,239	1,162,178	1,584,243	223,358	235,720

$163,831	$128,771	$476,755	$446,181	$701,543	$566,920	$918,373	$1,162,178	$244,325	$223,358

Private Client Services Funds	89

Notes to financial statements

1. Organization

Capital Group Private Client Services Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust has five fixed income funds (Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund) and three equity funds (Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund) (each a “fund,” collectively the “funds”).

Capital Group Core Municipal Fund seeks to provide current income exempt from federal income tax and to preserve capital. Capital Group Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal income tax. Capital Group California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes and to preserve capital. Capital Group California Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes. Capital Group Core Bond Fund seeks to provide current income and to preserve capital. Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund seek to provide prudent growth of capital and conservation of principal.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders — Dividend and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation disclosures

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

90	Private Client Services Funds

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the funds’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each of the funds is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The funds’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Private Client Services Funds	91

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of October 31, 2019 (dollars in thousands):

Capital Group Core Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$559,353	$—	$559,353
Short-term securities	—	23,632	—	23,632
Total	$—	$582,985	$—	$582,985

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$43	$—	$—	$43
Liabilities:
Unrealized depreciation on futures contracts	(8)	—	—	(8)
Total	$35	$—	$—	$35

*	Futures contracts are not included in the investment portfolio.

Capital Group Short-Term Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$119,809	$—	$119,809
Short-term securities	—	6,145	—	6,145
Total	$—	$125,954	$—	$125,954

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$6	$—	$—	$6
Liabilities:
Unrealized depreciation on futures contracts	(4)	—	—	(4)
Total	$2	$—	$—	$2

*	Futures contracts are not included in the investment portfolio.

Capital Group California Core Municipal Fund

At October 31, 2019, all of the fund’s investment securities were classified as Level 2.

92	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$155,560	$—	$155,560
Short-term securities	—	4,227	—	4,227
Total	$—	$159,787	$—	$159,787

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2	$—	$—	$2
Liabilities:
Unrealized depreciation on futures contracts	(4)	—	—	(4)
Total	$(2)	$—	$—	$(2)

*	Futures contracts are not included in the investment portfolio.

Capital Group Core Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$255,494	$—	$255,494
Corporate bonds & notes	—	107,500	—	107,500
Asset-backed obligations	—	46,096	—	46,096
Mortgage-backed obligations	—	41,635	—	41,635
Federal agency bonds & notes	—	5,524	—	5,524
Municipals	—	4,139	—	4,139
Bonds & notes of governments & government agencies outside the U.S.	—	2,966	—	2,966
Short-term securities	11,608	—	—	11,608
Total	$11,608	$463,354	$—	$474,962

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$387	$—	$—	$387
Unrealized appreciation on interest rate swaps	—	2,249	—	2,249
Liabilities:
Unrealized depreciation on futures contracts	(728)	—	—	(728)
Unrealized depreciation on interest rate swaps	—	(4,696)	—	(4,696)
Total	$(341)	$(2,447)	$—	$(2,788)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Private Client Services Funds	93

Capital Group Global Equity Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$126,941	$—	$—	$126,941
Industrials	86,987	—	—	86,987
Financials	85,648	—	—	85,648
Health care	77,615	—	—	77,615
Consumer staples	73,580	—	—	73,580
Consumer discretionary	55,987	—	—	55,987
Communication services	43,430	—	—	43,430
Energy	27,340	—	—	27,340
Materials	23,366	—	—	23,366
Real estate	17,886	—	—	17,886
Utilities	12,614	—	—	12,614
Preferred securities	1,000	2,570	—	3,570
Short-term securities	38,941	40,078	—	79,019
Total	$671,335	$42,648	$—	$713,983

Capital Group International Equity Fund

At October 31, 2019, all of the fund’s investment securities were classified as Level 1.

Capital Group U.S. Equity Fund

At October 31, 2019, all of the fund’s investment securities were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

94	Private Client Services Funds

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Investing in municipal bonds of issuers within the state of California — Because Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund invest primarily in securities of issuers within the state of California, these funds are more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S, or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or

Private Client Services Funds	95

punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Futures contracts — Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Interest rate swaps — Capital Group Core Bond Fund has entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

96	Private Client Services Funds

The following table presents the average month-end notional amounts of futures contracts and interest rate swaps while held for each fund (dollars in thousands):

	Futures contracts	Interest rate swaps
Capital Group Core Municipal Fund	$84,033	Not applicable
Capital Group Short-Term Municipal Fund	23,317	Not applicable
Capital Group California Core Municipal Fund	96,389	Not applicable
Capital Group California Short-Term Municipal	33,400	Not applicable
Capital Group Core Bond Fund	332,227	$151,065

The following tables identify the location and fair value amounts on the funds’ statements of assets and liabilities and the effect on the funds’ statements of operations resulting from the funds’ use of futures contracts and/or interest rate swaps as of, or for the year ended, October 31, 2019 (dollars in thousands):

Capital Group Core Municipal Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$43	Unrealized depreciation*	$8

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$394	Net unrealized appreciation on futures contracts	$46

Capital Group Short-Term Municipal Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$6	Unrealized depreciation*	$4

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$178	Net unrealized appreciation on futures contracts	$18

Capital Group California Core Municipal Fund

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(363)	Net unrealized depreciation on futures contracts	$(14)

Private Client Services Funds	97

Capital Group California Short-Term Municipal Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$2	Unrealized depreciation*	$4

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(75)	Net unrealized depreciation on futures contracts	$(5)

Capital Group Core Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$387	Unrealized depreciation*	$728
Swap	Interest	Unrealized appreciation*	2,249	Unrealized depreciation*	4,696
			$2,636		$5,424

		Net realized gain (loss)		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$904	Net unrealized depreciation on futures contracts	$(341)
Swap	Interest	Net realized loss on swap contracts	(1,283)	Net unrealized depreciation on swap contracts	(2,356)
			$(379)		$(2,697)

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

Collateral — The funds participate in a collateral program that call for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to their use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2019, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

98	Private Client Services Funds

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; net capital losses; income on certain investments; amortization of premiums and discounts and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Additional tax basis disclosures for each fund as of October 31, 2019, were as follows (dollars in thousands):

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund
Undistributed ordinary income	$619	$—	$561	$—
Undistributed tax-exempt income	58	10	58	29
Undistributed long-term capital gains	183	—	152	—
Capital loss carryforward*	—	(569)	—	(98)
Capital loss carryforward utilized	841	292	—	109
Gross unrealized appreciation on investments	12,682	1,375	15,058	2,106
Gross unrealized depreciation on investments	(154)	(69)	(217)	(75)
Net unrealized appreciation (depreciation) on investments	12,528	1,306	14,841	2,031
Cost of investments	570,492	124,650	536,875	157,754
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	35	2	76	2

	Capital	Capital	Capital	Capital
	Group	Group	Group	Group
	Core Bond	Global Equity	International	U.S. Equity
	Fund	Fund	Equity Fund	Fund
Undistributed ordinary income	$1,689	$9,861	$14,503	$255
Undistributed long-term capital gains	1,115	9,512	36,274	7,783
Capital loss carryforward utilized	2,200	—	16,445	—
Gross unrealized appreciation on investments	13,688	219,137	316,748	96,658
Gross unrealized depreciation on investments	(6,180)	(6,576)	(8,029)	(1,845)
Net unrealized appreciation (depreciation) on investments	7,508	212,561	308,719	94,813
Cost of investments	464,600	501,422	622,061	150,006
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	20	218	3,315	462

*	Capital loss carryforwards will be used to offset any capital gains realized by the funds in future years. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Private Client Services Funds	99

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

	Year ended October 31, 2019
	Tax-exempt income	Ordinary income	Long-term capital gains	Total distributions paid
Capital Group Core Municipal Fund	$11,191	$—	$—	$11,191
Capital Group Short-Term Municipal Fund	2,575	—	—	2,575
Capital Group California Core Municipal Fund	9,495	—	452	9,947
Capital Group California Short-Term Municipal Fund	2,211	—	—	2,211
Capital Group Core Bond Fund	—	10,336	—	10,336
Capital Group Global Equity Fund	—	6,901	26,587	33,488
Capital Group International Equity Fund	—	30,004	—	30,004
Capital Group U.S. Equity Fund	—	3,495	14,424	17,919

	Year ended October 31, 2018
	Tax-exempt income	Ordinary income	Long-term capital gains	Total distributions paid
Capital Group Core Municipal Fund	$9,535	$—	$872	$10,407
Capital Group Short-Term Municipal Fund	2,344	—	—	2,344
Capital Group California Core Municipal Fund	7,517	—	356	7,873
Capital Group California Short-Term Municipal Fund	1,479	32	55	1,566
Capital Group Core Bond Fund	—	9,145	—	9,145
Capital Group Global Equity Fund	—	7,638	20,172	27,810
Capital Group International Equity Fund	—	22,396	—	22,396
Capital Group U.S. Equity Fund	—	2,928	10,650	13,578

7. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the funds’ shares, and American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC, AFD and AFS are considered related parties to each fund.

Expense limitations have been imposed through at least January 1, 2021, for Capital Group Short-Term Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group U.S. Equity Fund, and through at least January 1, 2024, for Capital Group Global Equity Fund and Capital Group International Equity Fund to limit the share classes’ total annual operating expenses to the following rates (as a percentage of daily net assets):

Fund	Expense limitation
Capital Group Short-Term Municipal Fund	0.30%
Capital Group California Short-Term Municipal Fund	0.30
Capital Group Global Equity Fund	0.65
Capital Group International Equity Fund	0.65
Capital Group U.S. Equity Fund	0.425

CRMC does not intend to recoup any reimbursed expenses from a prior year under expense limitations then in effect for any of the funds.

Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. The fee for Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund is 0.25% of the daily net assets of each fund.

For the services it provides to Capital Group U.S. Equity Fund, CRMC receives a unified management fee of 0.425% of the daily net assets of the fund. Out of the fund’s unified management fee CRMC pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses, which are not paid by CRMC from the unified management fee, are paid by the fund, which are currently reimbursed by CRMC.

100	Private Client Services Funds

At the beginning of the year, CRMC received a unified management fee of 0.650% of the daily net assets of Capital Group Global Equity Fund and Capital Group International Equity Fund. Out of the funds’ unified management fee CRMC paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses, which were not paid by CRMC from the unified management fee, were paid by the funds, which were reimbursed by CRMC. The board of trustees approved amended investment advisory and service agreements for Capital Group Global Equity Fund and Capital Group International Equity Fund effective January 1, 2019, replacing the unified management fee of 0.650% for each fund and basing the fees for Capital Group Global Equity Fund on a set of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.500% on such assets in excess of $500 million, and basing the fees for Capital Group International Equity Fund on a set of decreasing annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.500% on such assets in excess of $1.5 billion. The board of trustees further approved amended investment advisory and service agreements for Capital Group Global Equity Fund and Capital Group International Equity Fund effective August 1, 2019, basing the fees for Capital Group Global Equity Fund on an annual rate of 0.520% of daily net assets, and basing the fees for Capital Group International Equity Fund on a set of decreasing annual rates beginning with 0.603% on the first $1.5 billion of daily net assets and decreasing to 0.500% on such assets in excess of $1.5 billion.

Distribution services — None of the funds pay a distribution services fee to AFD.

Transfer agent services — Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund, Capital Group Core Bond Fund, Capital Group Global Equity Fund and Capital Group International Equity Fund each have a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — Capital Group Global Equity Fund and Capital Group International Equity Fund each have an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to each fund’s shareholders. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. The agreement provides each fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets of each fund. Each fund’s board of trustees authorized effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets of each fund’s shares (which could increase as noted above) for CRMC’s provision of administrative services.

Affiliated officers and trustees — Officers and certain trustees of the Trust are or may be considered to be affiliated with CRMC. No affiliated officers or trustees received any compensation directly from the Trust.

Investment in CCF — Some of the funds hold shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. For the funds that hold shares of CCF, it is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or accounts managed by certain affiliates of CRMC) under procedures adopted by the funds’ board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Private Client Services Funds	101

The following table presents purchase and sales transactions between each fund and related funds and the net realized gains (loss) from such sales as of October 31, 2019 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)
Capital Group Core Municipal Fund	$2,999	$13,975	$9
Capital Group Short-Term Municipal Fund	1,120	2,478	1
Capital Group California Core Municipal Fund	11,639	13,879	80
Capital Group California Short-Term Municipal Fund	3,437	7,297	(8)
Capital Group Core Bond Fund	—	210	18
Capital Group Global Equity Fund	4,280	11,840	953
Capital Group International Equity Fund	1,824	14,274	(1,176)
Capital Group U.S. Equity Fund	1,677	4,182	11

Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The funds did not lend or borrow cash through the interfund lending program at any time during the year ended October 31, 2019.

102	Private Client Services Funds

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of distributions		Repurchases		Net increase (decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2019

Capital Group Core Municipal Fund	$175,135	16,876	$9,114	873	$(93,596)	(9,064)	$90,653	8,685
Capital Group Short-Term Municipal Fund	76,051	7,560	2,079	206	(92,167)	(9,158)	(14,037)	(1,392)
Capital Group California Core Municipal Fund	143,597	13,529	7,872	741	(64,583)	(6,093)	86,886	8,177
Capital Group California Short-Term Municipal Fund	83,197	8,163	1,841	180	(53,053)	(5,196)	31,985	3,147
Capital Group Core Bond Fund	75,927	7,540	8,773	866	(76,814)	(7,599)	7,886	807
Capital Group Global Equity Fund	104,700	6,985	27,870	2,088	(67,535)	(4,472)	65,035	4,601
Capital Group International Equity Fund	68,929	5,394	29,053	2,447	(481,596)	(36,746)	(383,614)	(28,905)
Capital Group U.S. Equity Fund	14,574	640	15,402	762	(28,813)	(1,262)	1,163	140

Year ended October 31, 2018

Capital Group Core Municipal Fund	$97,527	9,471	$7,627	744	$(62,083)	(6,053)	$43,071	4,162
Capital Group Short-Term Municipal Fund	71,336	7,134	1,767	177	(82,952)	(8,297)	(9,849)	(986)
Capital Group California Core Municipal Fund	125,385	12,006	5,305	508	(57,673)	(5,514)	73,017	7,000
Capital Group California Short-Term Municipal Fund	42,212	4,174	978	97	(32,493)	(3,210)	10,697	1,061
Capital Group Core Bond Fund	77,015	7,723	6,963	701	(40,424)	(4,077)	43,554	4,347
Capital Group Global Equity Fund	67,752	4,301	22,616	1,474	(68,145)	(4,340)	22,223	1,435
Capital Group International Equity Fund	1,657,055	119,264	22,056	1,605	(1,984,144)	(145,012)	(305,033)	(24,143)
Capital Group U.S. Equity Fund	18,287	799	12,222	542	(41,779)	(1,807)	(11,270)	(466)

Private Client Services Funds	103

9. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the year ended October 31, 2019 (dollars in thousands):

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund
Purchases of investment securities*	$291,698	$61,483	$239,584	$96,424
Sales of investment securities*	184,327	67,887	104,776	55,504
Non-U.S. taxes paid on dividend income	—	—	—	—

	Capital Group Core Bond Fund	Capital Group Global Equity Fund	Capital Group International Equity Fund	Capital Group U.S. Equity Fund
Purchases of investment securities*	$294,403	$160,055	$261,223	$35,012
Sales of investment securities*	246,627	129,775	418,738	51,724
Non-U.S. taxes paid on dividend income	—	725	1,906	66

*	Excludes short-term securities and U.S. government obligations, if any.

10. Advisory platform concentration

Most of the shares of Capital Group International Equity Fund are held through a single advisory platform (more than 81% of the fund as of October 31, 2019). If the platform sponsor decides to move a significant number of its clients out of the fund it could have an adverse impact by causing the fund to have to sell securities in order to meet redemptions. The fund’s investment adviser monitors the fund’s asset allocation and the liquidity of the fund’s portfolio in seeking to mitigate this risk.

11. Subsequent events

On September 16, 2019, the funds’ board of trustees approved the reorganization of the three equity funds (Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund) into newly established separate Delaware statutory trusts. Additionally, Capital Group Global Equity Fund reorganized into American Funds Global Insight Fund, and Capital Group International Equity Fund reorganized into American Funds International Vantage Fund. Former shareholders of Capital Group Global Equity Fund and Capital Group International Equity Fund received new Class F-3 shares of the reorganized funds. The reorganization occurred on November 8, 2019.

104	Private Client Services Funds

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursements[3]	Ratio of expenses to average net assets after reimbursements[2,3]	Ratio of net income to average net assets[2]
Capital Group Core Municipal Fund
10/31/2019	$10.15	$.22	$.40	$.62	$(.22)	$—	$(.22)	$10.55	6.15%	$584	.28%	.28%	2.11%
10/31/2018	10.41	.21	(.26)	(.05)	(.19)	(.02)	(.21)	10.15	(.32)	474	.27	.27	2.04
10/31/2017	10.48	.21	(.07)	.14	(.21)	— [4]	(.21)	10.41	1.39	442	.35	.34	2.02
10/31/2016	10.49	.21	— [4]	.21	(.21)	(.01)	(.22)	10.48	1.97	405	.41	.40	1.97
10/31/2015	10.56	.21	(.07)	.14	(.21)	—	(.21)	10.49	1.31	379	.42	.40	1.97
Capital Group Short-Term Municipal Fund
10/31/2019	$9.93	$.19	$.22	$.41	$(.19)	$—	$(.19)	$10.15	4.19%	$127	.35%	.30%	1.92%
10/31/2018	10.09	.17	(.18)	(.01)	(.15)	—	(.15)	9.93	.05	138	.32	.30	1.67
10/31/2017	10.11	.14	(.02)	.12	(.14)	— [4]	(.14)	10.09	1.26	150	.41	.35	1.42
10/31/2016	10.12	.12	(.01)	.11	(.12)	— [4]	(.12)	10.11	1.06	179	.45	.40	1.14
10/31/2015	10.19	.12	(.07)	.05	(.12)	— [4]	(.12)	10.12	.51	142	.46	.40	1.15
Capital Group California Core Municipal Fund
10/31/2019	$10.34	$.20	$.40	$.60	$(.20)	$(.01)	$(.21)	$10.73	5.84%	$557	.28%	.28%	1.89%
10/31/2018	10.57	.19	(.23)	(.04)	(.18)	(.01)	(.19)	10.34	(.27)	452	.27	.27	1.85
10/31/2017	10.69	.20	(.11)	.09	(.20)	(.01)	(.21)	10.57	.84	388	.35	.34	1.88
10/31/2016	10.59	.21	.09	.30	(.20)	—	(.20)	10.69	2.86	336	.41	.40	1.89
10/31/2015	10.62	.21	(.03)	.18	(.21)	—	(.21)	10.59	1.68	305	.42	.40	1.95
Capital Group California Short-Term Municipal Fund
10/31/2019	$10.06	$.15	$.22	$.37	$(.15)	$—	$(.15)	$10.28	3.55%	$164	.32%	.30%	1.46%
10/31/2018	10.21	.13	(.15)	(.02)	(.12)	(.01)	(.13)	10.06	(.07)	129	.31	.30	1.28
10/31/2017	10.23	.11	(.02)	.09	(.11)	— [4]	(.11)	10.21	.97	120	.42	.35	1.11
10/31/2016	10.28	.10	(.04)	.06	(.10)	(.01)	(.11)	10.23	.63	118	.46	.40	1.00
10/31/2015	10.31	.10	(.03)	.07	(.10)	— [4]	(.10)	10.28	.74	112	.46	.40	.98
Capital Group Core Bond Fund
10/31/2019	$9.82	$.23	$.48	$.71	$(.22)	$—	$(.22)	$10.31	7.33%	$477	.28%	.28%	2.24%
10/31/2018	10.14	.21	(.34)	(.13)	(.19)	—	(.19)	9.82	(1.14)	446	.28	.28	2.08
10/31/2017	10.31	.16	(.12)	.04	(.16)	(.05)	(.21)	10.14	.41	416	.35	.34	1.58
10/31/2016	10.19	.16	.15	.31	(.16)	(.03)	(.19)	10.31	3.03	352	.41	.40	1.55
10/31/2015	10.25	.16	(.04)	.12	(.16)	(.02)	(.18)	10.19	1.25	335	.42	.40	1.59
Capital Group Global Equity Fund
10/31/2019	$14.92	$.22	$2.21	$2.43	$(.18)	$(.70)	$(.88)	$16.47	17.65%	$702	.64%	.64%	1.45%
10/31/2018	15.62	.22	(.16)	.06	(.21)	(.55)	(.76)	14.92	.25	567	.66	.65	1.38
10/31/2017	12.65	.21	2.95	3.16	(.19)	—	(.19)	15.62	25.36	571	.73	.73 [5]	1.52
10/31/2016	13.13	.20	(.08)	.12	(.18)	(.42)	(.60)	12.65	1.04	482	.86	.85	1.64
10/31/2015	13.27	.18	(.03)	.15	(.14)	(.15)	(.29)	13.13	1.10	498	.86	.85	1.34
Capital Group International Equity Fund
10/31/2019	$12.67	$.20	$2.10	$2.30	$(.36)	$—	$(.36)	$14.61	18.95%	$918	.70%	.65%	1.47%
10/31/2018	13.67	.24	(1.05)	(.81)	(.19)	—	(.19)	12.67	(6.09)	1,162	.65	.65 [5]	1.71
10/31/2017	11.23	.20	2.42	2.62	(.18)	—	(.18)	13.67	23.73	1,584	.73	.73 [5]	1.64
10/31/2016	11.50	.16	(.30)	(.14)	(.13)	—	(.13)	11.23	(1.20)	1,366	.85	.85 [5]	1.44
10/31/2015	11.56	.13	(.05)	.08	(.14)	—	(.14)	11.50	.69	1,333	.85	.85 [5]	1.11
Capital Group U.S. Equity Fund
10/31/2019	$22.78	$.34	$3.27	$3.61	$(.35)	$(1.47)	$(1.82)	$24.57	17.65%	$244	.45%	.42%	1.49%
10/31/2018	22.95	.34	.85	1.19	(.29)	(1.07)	(1.36)	22.78	5.30	223	.44	.43	1.45
10/31/2017	19.78	.32	4.02	4.34	(.31)	(.86)	(1.17)	22.95	22.76	236	.53	.52	1.52
10/31/2016	19.88	.33	.55	.88	(.30)	(.68)	(.98)	19.78	4.58	210	.66	.65	1.68
10/31/2015	20.11	.26	.46	.72	(.24)	(.71)	(.95)	19.88	3.75	198	.67	.65	1.31

See end of tables for footnotes.

Private Client Services Funds	105

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[6,7]	Year ended October 31,
	2019	2018	2017	2016	2015
Capital Group Core Bond Fund	114%	41%	52%	58%	87%

Portfolio turnover rate for all share classes, including mortgage dollar roll transactions[7]	Year ended October 31,
	2019	2018	2017	2016	2015
Capital Group Core Municipal Fund	38%	55%	47%	18%	16%
Capital Group Short-Term Municipal Fund	50	70	42	24	27
Capital Group California Core Municipal Fund	22	69	27	11	13
Capital Group California Short-Term Municipal Fund	39	65	36	19	23
Capital Group Core Bond Fund	151	110	95	86	126
Capital Group Global Equity Fund	22	28	20	36	39
Capital Group International Equity Fund	29	22	17	21	34
Capital Group U.S. Equity Fund	16	22	19	31	29

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain reimbursements by CRMC.
[3]	Ratios do not include expenses of any Central Funds, if applicable. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Amount less than $.01.
[5]	Reimbursement was less than 0.005%.
[6]	Refer to Note 5 for further information on mortgage dollar rolls.
[7]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.

See notes to financial statements.

106	Private Client Services Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Capital Group Private Client Services Funds and Shareholders of Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short- Term Municipal Fund, Capital Group Core Bond Fund, American Funds Global Insight Fund (formerly Capital Group Global Equity Fund), American Funds International Vantage Fund (formerly Capital Group International Equity Fund), and Capital Group U.S. Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund, Capital Group Core Bond Fund, Capital Group Global Equity Fund, Capital Group International Equity Fund, and Capital Group U.S. Equity Fund (constituting Capital Group Private Client Services Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the two years in the period ended October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2019 and each of the financial highlights for each of the two years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year ended October 31, 2017 and the financial highlights for each of the periods ended on or prior to October 31, 2017 (not presented herein, other than the financial highlights for each of the three years in the period ended October 31, 2017) were audited by other auditors whose report dated December 19, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

December 16, 2019

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

Private Client Services FundsSM	107

Expense example	unaudited

As a shareholder of the funds, you incur ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2019, through October 31, 2019).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Shareholders of the funds may be subject to an additional fee charged by CRMC’s Capital Group Private Client Services division for the ongoing services provided to the shareholder. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees. Note that the expenses shown in the table are meant to highlight your ongoing costs only. The second line of each fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

108	Private Client Services Funds

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period*	Annualized expense ratio
Capital Group Core Municipal Fund
Actual return	$1,000.00	$1,024.73	$1.48	.29%
Assumed 5% return	1,000.00	1,023.74	1.48	.29
Capital Group Short-Term Municipal Fund
Actual return	$1,000.00	$1,018.18	$1.73	.34%
Assumed 5% return	1,000.00	1,023.49	1.73	.34
Capital Group California Core Municipal Fund
Actual return	$1,000.00	$1,023.36	$1.48	.29%
Assumed 5% return	1,000.00	1,023.74	1.48	.29
Capital Group California Short-Term Municipal Fund
Actual return	$1,000.00	$1,015.49	$1.68	.33%
Assumed 5% return	1,000.00	1,023.54	1.68	.33
Capital Group Core Bond Fund
Actual return	$1,000.00	$1,032.44	$1.49	.29%
Assumed 5% return	1,000.00	1,023.74	1.48	.29
Capital Group Global Equity Fund
Actual return	$1,000.00	$1,049.72	$3.20	.62%
Assumed 5% return	1,000.00	1,022.08	3.16	.62
Capital Group International Equity Fund
Actual return	$1,000.00	$1,053.35	$3.36	.65%
Assumed 5% return	1,000.00	1,021.93	3.31	.65
Capital Group U.S. Equity Fund
Actual return	$1,000.00	$1,057.22	$2.18	.42%
Assumed 5% return	1,000.00	1,023.09	2.14	.42

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Private Client Services Funds	109

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The funds hereby designate the following amounts for the funds’ fiscal year ended October 31, 2019:

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund
Long-term capital gains	—	—	$452,000	—
Exempt interest dividends	100%	100%	100%	100%

	Capital Group Core Bond Fund	Capital Group Global Equity Fund	Capital Group International Equity Fund	Capital Group U.S. Equity Fund
Long-term capital gains	—	$26,804,000	$3,316,000	$14,886,000
Foreign taxes (per share)	—	$0.020	$0.030	—
Foreign source income (per share)	—	$0.18	$0.34	—
Qualified dividend income	—	100%	100%	100%
Corporate dividends received deduction	—	$5,193,000	—	$3,334,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2020, to determine the calendar year amounts to be included on their 2019 tax returns. Shareholders should consult their tax advisors.

110	Private Client Services Funds

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Private Client Services Funds	111

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112	Private Client Services Funds

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Private Client Services Funds	113

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114	Private Client Services Funds

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios overseen by trustee[3]	Other directorships held by trustee[4]
Joseph C. Berenato, 1946	2015	Former Chairman and CEO, Ducommun Incorporated (aerospace components manufacturer)	16	None
Vanessa C. L. Chang, 1952 Chairman of the Board (Independent and Non-Executive)	2015	Former Director, EL & EL Investments (real estate)	17	Edison International; Sykes Enterprises; Transocean Ltd.
James G. Ellis, 1947	2019	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	98	Mercury General Corporation
Jennifer C. Feikin, 1968	2019	Business Advisor; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company; Trustee, The Nature Conservancy of California; Former Director, First Descents	10	None
Pablo R. González Guajardo, 1967	2019	CEO, Kimberly-Clark de México, S.A.B. de C.V.	17	América Móvil, S.A.B. de C.V.; Grupo Lala, S.A.B. de C.V.; Grupo Sanborns, S.A.B. de C.V.; Kimberly-Clark de México, S.A.B. de C.V.
Leslie Stone Heisz, 1961	2019	Former Managing Director, Lazard (retired, 2010); Director, Edwards Lifesciences; Trustee, Public Storage; Director, Kaiser Permanente (California public benefit corporation); Lecturer, UCLA Anderson School of Management	10	None
William D. Jones, 1955	2019	Real estate developer/owner, President and CEO, CityLink Investment Corporation (acquires, develops and manages real estate ventures in urban communities) and for the former City Scene Management Company (provided commercial asset management services)	18	Sempra Energy

Interested trustee[5]

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios overseen by trustee	Other directorships[3] held by trustee
John S. Armour, 1957 President and Trustee	2013	President — Private Client Services Division, Capital Bank and Trust Company[6]	10	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling your relationship manager at (800) 421-4225, ext. 90. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 116 for footnotes.

Private Client Services Funds	115

Other officers7

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Aaron Applebaum, 1979 Senior Vice President	2017	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Eu-Gene Cheah, 1965 Senior Vice President	2019	Partner — Capital International Investors, Capital International, Inc.[6]
Gerald Du Manior, 1966 Senior Vice President	2019	Partner — Capital International Investors, Capital Research and Management Company; Partner — Capital International Investors, Capital Bank and Trust Company[6]; Senior Vice President, Capital International Asset Management (Canada), Inc.[6]; Vice President, Capital Guardian (Canada), Inc.[6]
Cheryl E. Frank, 1975 Senior Vice President	2019	Partner — Capital International Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]
Gregory D. Fuss, 1959 Senior Vice President	2019	Partner — Capital International Investors, Capital Research and Management Company; Partner — Capital International Investors, Capital Bank and Trust Company[6]; Senior Vice President — Private Client Services Division, Capital Bank and Trust Company[6]
Mark Marinella, 1958 Senior Vice President	2016	Vice President — Capital Fixed Income Investors, Capital Research and Management Company
John R. Queen, 1965 Senior Vice President	2009	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Senior Vice President — Private Client Services Division, Capital Bank and Trust Company[6]
William L. Robbins, 1968 Senior Vice President	2014	Partner — Capital International Investors, Capital Research and Management Company; Partner — Capital International Investors, Capital Bank and Trust Company[6]
Steven T. Watson, 1955 Senior Vice President	2019	Partner — Capital International Investors, Capital International, Inc.[6]; Director, Capital International, Inc.[6]
Philip Winston, 1955 Senior Vice President	2019	Partner — Capital International Investors, Capital Research and Management Company; Partner — Capital International Investors, Capital International Limited[6]; Senior Vice President, Capital International Limited[6]
Timothy W. McHale, 1978 Vice President	2009	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Secretary, American Funds Distributors, Inc.[6]
Courtney R. Taylor, 1975 Secretary	2009	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2014	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2012	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Research and Management Company or its affiliates.
[4]	This includes all directorships (other than the fund or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or its affiliates. Unless otherwise noted, all directorships are current.
[5]	The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the Investment Company Act of 1940, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[6]	Company affiliated with Capital Research and Management Company.
[7]	All of the officers listed are officers of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

116	Private Client Services Funds

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus, which can be obtained from Capital Research and Management Company by calling (800) 266-9532 and should be read carefully before investing.

Capital Group Private Client Services Funds files a complete list of its portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website (www.sec.gov). Additionally, the list of portfolio holdings is available by calling your relationship manager at (800) 266-9532.

The proxy voting procedures and policies of Capital Group Private Client Services Funds — which describe how we vote proxies relating to portfolio securities — are available upon request by calling your relationship manager at (800) 266-9532.The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC website or by calling your relationship manager.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2019 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Pablo R. González Guajardo, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

CGPCS

Registrant:

a) Audit Fees:
2018	$242,000
2019	$258,000

b) Audit-Related Fees:
2018	$10,000
2019	$19,000

c) Tax Fees:
2018	None
2019	$40,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2018	None
2019	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2018	N/A
2019	None
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2018	N/A
2019	None
d) All Other Fees:
2018	N/A
2019	$6,000

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $10,000 for fiscal year 2018 and $65,000 for fiscal year 2019. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By __/s/ John S. Armour________________
John S. Armour, President and Principal Executive Officer

Date: December 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ John S. Armour_____________
John S. Armour, President and Principal Executive Officer

Date: December 31, 2019

By ___/s/ Gregory F. Niland__________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2019